UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock LifePath® Smart Beta 2020 Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East

            52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 04/30/2017

Item 1 – Report to Stockholders

APRIL 30, 2017

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock LifePath® Smart Beta Funds of BlackRock Funds II

▶   BlackRock LifePath® Smart Beta Retirement Fund

▶   BlackRock LifePath® Smart Beta 2020 Fund

▶   BlackRock LifePath® Smart Beta 2025 Fund

▶   BlackRock LifePath® Smart Beta 2030 Fund

▶   BlackRock LifePath® Smart Beta 2035 Fund

▶   BlackRock LifePath® Smart Beta 2040 Fund

▶   BlackRock LifePath® Smart Beta 2045 Fund

▶   BlackRock LifePath® Smart Beta 2050 Fund

▶   BlackRock LifePath® Smart Beta 2055 Fund

Not FDIC Insured ◾ May Lose Value ◾ No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended April 30, 2017, risk assets, such as stocks and high-yield bonds, delivered strong performance. These markets showed great resilience during a period with big surprises, including the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. However, high-quality assets with more interest rate sensitivity struggled. U.S. Treasuries posted negative returns as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. Reflationary expectations accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations that the new presidential administration’s policies would provide an extra boost to U.S. growth. More recently, however, growing skepticism about the likelihood of significant near-term U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Nonetheless, markets have remained generally positive thus far in 2017 and continue to exhibit low levels of volatility by historical standards. Although political uncertainty persisted, benign credit conditions and expectations for economic growth have kept markets fairly tranquil. The period ended with a global risk asset rally following centrist Emmanuel Macron’s win in the first round of the French presidential election and better-than-expected U.S. and European corporate earnings.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors, including an aging population, low productivity growth and excess savings, as well as cyclical factors, like the Fed moving toward the normalization of monetary policy and the length of the current expansion. Tempered economic growth and high valuations across most assets have set the stage for muted returns going forward.

Equity markets still present opportunities, although the disparity between winners and losers is widening — a dynamic that increases both the risk and return potential of active investing. Fixed income investors are also facing challenges as many sectors are exhibiting higher valuations while rates remain at historically low levels.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	13.32%	17.92%
U.S. small cap equities (Russell 2000® Index)	18.37	25.63
International equities (MSCI Europe, Australasia, Far East Index)	11.47	11.29
Emerging market equities (MSCI Emerging Markets Index)	8.88	19.13
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.23	0.40
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(3.13)	(2.68)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.67)	0.83
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.41)	0.57
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	5.30	13.29

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

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Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select "Access Your Account"

3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions

BLACKROCK FUNDS II	APRIL 30, 2017	3

Funds’ Summary as of April 30, 2017	BlackRock LifePath® Smart Beta Funds

Investment Objective

Each BlackRock LifePath® Smart Beta Fund’s (collectively, the “Funds”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the BlackRock LifePath® Smart Beta Retirement Fund (the “LifePath® Smart Beta Retirement Fund”) will be broadly diversified across global asset classes. With respect to the other Funds, in pursuit of its investment objective, each Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On November 18, 2016, each Fund changed its name and implemented certain changes to its investment strategies and the underlying funds in which it may invest. Under the new investment strategy, each Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

Portfolio Management Commentary

How did the Funds perform?

•

For the six-month period ended April 30, 2017, BlackRock LifePath® Smart Beta Retirement Fund outperformed its custom benchmark and the Bloomberg Barclays U.S. Aggregate Bond Index. For the same period, BlackRock LifePath® Smart Beta Funds with target dates of 2020, 2025, 2030, 2035 and 2045 outperformed their custom benchmarks. BlackRock LifePath® Smart Beta 2040 Fund outperformed its custom benchmark with the exception of Class R Shares, which performed in line with the custom benchmark. BlackRock LifePath® Smart Beta 2050 Fund’s Institutional and Class K Shares outperformed their custom benchmark while Investor A and Class R Shares underperformed. BlackRock LifePath® Smart Beta 2055 Fund underperformed its custom benchmark. For the six-month period ended April 30, 2017, BlackRock LifePath® Smart Beta Funds with target dates underperformed the Russell 1000® Index. The following discussion of relative performance pertains to each Fund’s respective custom benchmark used since the Funds changed investment strategies on November 18, 2016.

What factors influenced performance?

•

The six-month period proved to be positive for risk assets. Despite political uncertainty in the United States and investor preoccupation with European elections, global economic data continued to surprise on the upside, which has been conducive to strong equity market and credit performance.

•	Looking at the individual factors that are a part of the diversified multi-factor exposures deployed by the Funds, momentum was an outperforming factor while value was the main detractor.
•

In terms of the minimum volatility smart beta strategies deployed by the Funds, both U.S. and international minimum volatility exposures underperformed versus the capitalization-weighted equity benchmark. As mentioned above, this time period featured a rising equity market environment, leading lower-beta, minimum volatility products to underperform.

•

Holdings of the iShares Edge U.S. Fixed Income Balanced Risk ETF, which is designed to more evenly divide fixed-income risk between interest rate and credit exposures, added to performance relative to the Bloomberg Barclays U.S. Aggregate Bond Index, as did exposure to long-term U.S. Treasuries. These exposures were especially additive in the shorter-term target Funds which have larger fixed income allocations.

Describe recent portfolio activity.

•

The Funds were rebalanced on a quarterly basis to reflect changes in their respective benchmarks. Each Fund’s benchmark has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings. The strategic allocation of each Fund’s benchmark is systematically adjusted on a quarterly basis to reflect the remaining investment time horizon.

Describe the Funds’ positioning at period end.

•	As of period end, the Funds were positioned to match the risk and return characteristics of their respective benchmarks.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	APRIL 30, 2017

BlackRock LifePath® Smart Beta Funds

Glidepath Evolution

Under normal circumstances, the asset allocation of each BlackRock LifePath® Smart Beta Fund (each, a “Fund”), other than BlackRock LifePath® Smart Beta Retirement Fund, will change over time according to a “glidepath” as each of the Funds approaches its respective target date. The glidepath represents the shifting of asset classes over time. Each Fund’s asset mix becomes more conservative – both prior to and after retirement – as time elapses. This reflects the need for reduced investment risks and lower volatility of each Fund as retirement approaches. As each Fund approaches its target date, its asset allocation will shift so that each Fund invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each Fund, and determine whether any changes are required to enable each Fund to achieve its investment objective. Because the BlackRock LifePath® Smart Beta Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the BlackRock LifePath® Smart Beta Retirement Fund’s risk profile.

Although the asset allocation targets listed for the glidepath are general, long-term targets, BlackRock may periodically adjust the proportion of equity and fixed income funds in each Fund, based on an assessment of the current market conditions, and the potential contribution of each asset class to the expected risk and return characteristics of each Fund. In general, such adjustments will be limited to +/- 10% relative to the target allocation. BlackRock may determine that a greater degree of variation is warranted to protect each Fund or achieve each Fund’s investment objective.

BLACKROCK FUNDS II	APRIL 30, 2017	5

BlackRock LifePath® Smart Beta Retirement Fund

Total Return Based on a $10,000 Investment

[1]   Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]   The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. Prior to November 18, 2016, the Fund followed a different investment strategies under the name “BlackRock LifePath® Active Retirement Fund”. Prior to December 31, 2014, the

Fund followed a glidepath under the name “BlackRock LifePath® Active 2015 Portfolio”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2015.”

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[4]

A customized weighted index (the “Retirement Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta Retirement Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
4/20/07 to 6/11/07	37.5%	50.0%	12.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	42.0	46.4	11.6	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	44.0	44.8	11.2	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	44.7	44.2	11.1	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	45.8	43.4	10.8	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	46.6	42.7	10.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	48.7	N/A	N/A	22.8%	4.0%	11.6%	1.0%	3.8%	8.1%
5/01/13 to 10/31/13	49.7	N/A	N/A	21.9	4.2	11.4	0.8	3.7	8.3
11/01/13 to 10/31/14	51.3	N/A	N/A	20.7	4.4	10.8	0.4	3.9	8.5
11/01/14 to 10/31/15	51.4	N/A	N/A	20.8	3.8	10.9	0.5	3.8	8.8
11/01/15 to 10/31/16	51.2	N/A	N/A	20.5	4.1	11.2	0.5	3.7	8.8
11/01/16 to 4/30/17	51.2	N/A	N/A	21.6	4.1	12.6	0.5	1.2	8.8

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2017
		Average Annual Total Returns[2,5]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	5.76%	9.03%	N/A	5.85%	N/A	4.84%	N/A
Investor A	5.66	8.74	3.03%	5.58	4.44%	4.56	4.00%
Class K	5.70	8.98	N/A	5.93	N/A	4.93	N/A
Class R	5.51	8.48	N/A	5.32	N/A	4.27	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(0.67)	0.83	N/A	2.27	N/A	4.30	N/A
Retirement Custom Benchmark	4.54	6.87	N/A	5.10	N/A	4.19	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	BLACKROCK FUNDS II	APRIL 30, 2017

BlackRock LifePath® Smart Beta 2020 Fund

Total Return Based on a $10,000 Investment

[1]   Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]   The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2020. Prior to November 18, 2016, the Fund followed a different investment strategies under the name “BlackRock LifePath® Active 2020 Fund”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2020.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2020 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2020 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
4/20/07 to 6/11/07	30.0%	56.0%	14.0%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	35.0	52.0	13.0	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	38.0	49.6	12.4	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	39.1	48.7	12.2	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	40.4	47.7	11.9	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	41.6	46.7	11.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	40.1	N/A	N/A	28.6%	3.5%	14.6%	2.9%	3.8%	6.5%
5/01/13 to 10/31/13	41.0	N/A	N/A	27.6	3.7	14.5	2.8	3.8	6.6
11/01/13 to 10/31/14	42.3	N/A	N/A	26.5	3.8	14.2	2.5	3.9	6.8
11/01/14 to 10/31/15	40.6	N/A	N/A	27.3	3.4	15.2	2.9	3.8	6.8
11/01/15 to 10/31/16	41.9	N/A	N/A	25.8	4.0	14.9	2.7	3.7	7.0
11/01/16 to 4/30/17	43.2	N/A	N/A	26.5	3.7	15.7	2.5	1.2	7.2

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2017
		Average Annual Total Returns[2,5]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	7.28%	10.80%	N/A	6.58%	N/A	4.97%	N/A
Investor A	7.09	10.41	4.61%	6.28	5.14%	4.69	4.13%
Class K	7.24	10.86	N/A	6.68	N/A	5.07	N/A
Class R	6.91	10.14	N/A	6.03	N/A	4.41	N/A
Russell 1000® Index	13.46	18.03	N/A	13.63	N/A	7.25	N/A
2020 Custom Benchmark	5.59	8.03	N/A	5.87	N/A	4.35	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS II	APRIL 30, 2017	7

BlackRock LifePath® Smart Beta 2025 Fund

Total Return Based on a $10,000 Investment

[1]   Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]   The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025. Prior to November 18, 2016, the Fund followed a different investment strategies under the name “BlackRock LifePath® Active 2025 Fund”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2025.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2025 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2025 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
4/20/07 to 6/11/07	22.5%	62.0%	15.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	26.0	59.2	14.8	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	29.0	56.8	14.2	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	31.3	55.0	13.7	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	33.2	53.4	13.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	34.7	52.2	13.1	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	33.0	N/A	N/A	33.4%	3.2%	17.1%	4.4%	3.8%	5.1%
5/01/13 to 10/31/13	33.9	N/A	N/A	32.3	3.2	17.1	4.4	3.8	5.3
11/01/13 to 10/31/14	35.1	N/A	N/A	31.1	3.4	16.9	4.2	3.8	5.5
11/01/14 to 10/31/15	31.7	N/A	N/A	32.7	3.0	18.5	5.2	3.8	5.1
11/01/15 to 10/31/16	32.2	N/A	N/A	31.2	3.8	18.6	5.2	3.8	5.2
11/01/16 to 4/30/17	33.3	N/A	N/A	32.4	3.0	19.2	5.4	1.3	5.4

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2017
		Average Annual Total Returns[2,5]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	8.56%	12.05%	N/A	7.17%	N/A	5.00%	N/A
Investor A	8.43	11.71	5.84%	6.89	5.74%	4.71	4.15%
Class K	8.53	12.13	N/A	7.25	N/A	5.10	N/A
Class R	8.24	11.43	N/A	6.63	N/A	4.43	N/A
Russell 1000® Index	13.46	18.03	N/A	13.63	N/A	7.25	N/A
2025 Custom Benchmark	6.83	9.36	N/A	6.57	N/A	4.34	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	BLACKROCK FUNDS II	APRIL 30, 2017

BlackRock LifePath® Smart Beta 2030 Fund

Total Return Based on a $10,000 Investment

[1]   Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]   The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030. Prior to November 18, 2016, the Fund followed a different investment strategies under the name “BlackRock LifePath® Active 2030 Fund”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2030.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2030 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2030 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
4/20/07 to 6/11/07	15.0%	68.0%	17.0%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	7.0	74.4	18.6	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	16.0	67.2	16.8	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	20.1	63.9	16.0	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	22.9	61.7	15.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	25.1	59.9	15.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	26.9	N/A	N/A	37.5%	2.8%	19.3%	5.7%	3.9%	3.9%
5/01/13 to 10/31/13	27.8	N/A	N/A	36.3	2.9	19.3	5.8	3.8	4.1
11/01/13 to 10/31/14	28.9	N/A	N/A	35.2	3.0	19.2	5.7	3.8	4.2
11/01/14 to 10/31/15	23.0	N/A	N/A	38.0	2.6	21.7	7.3	3.9	3.5
11/01/15 to 10/31/16	23.2	N/A	N/A	36.2	3.6	21.9	7.6	3.9	3.6
11/01/16 to 4/30/17	24.3	N/A	N/A	37.7	2.5	22.3	8.1	1.3	3.8

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2017
		Average Annual Total Returns[2,5]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	9.35%	12.94%	N/A	7.42%	N/A	4.81%	N/A
Investor A	9.33	12.71	6.80%	7.12	5.97%	4.49	3.93%
Class K	9.43	13.02	N/A	7.51	N/A	4.90	N/A
Class R	9.24	12.39	N/A	6.87	N/A	4.22	N/A
Russell 1000® Index	13.46	18.03	N/A	13.63	N/A	7.25	N/A
2030 Custom Benchmark	7.96	10.58	N/A	7.17	N/A	4.02	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS II	APRIL 30, 2017	9

BlackRock LifePath® Smart Beta 2035 Fund

Total Return Based on a $10,000 Investment

[1]   Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]   The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035. Prior to November 18, 2016, the Fund followed a different investment strategies under the name “BlackRock LifePath® Active 2035 Fund”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2035.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2035 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2035 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
4/20/07 to 6/11/07	7.5%	74.0%	18.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	N/A	80.0	20.0	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	21.5	N/A	N/A	41.2%	2.6%	21.2%	6.8%	3.9%	2.8%
5/01/13 to 10/31/13	22.3	N/A	N/A	40.0	2.6	21.3	7.0	3.9	2.9
11/01/13 to 10/31/14	23.5	N/A	N/A	38.7	2.6	21.3	7.0	3.8	3.1
11/01/14 to 10/31/15	14.9	N/A	N/A	42.8	2.2	24.7	9.4	3.9	2.1
11/01/15 to 10/31/16	14.5	N/A	N/A	40.9	3.4	25.2	9.9	4.0	2.1
11/01/16 to 4/30/17	15.6	N/A	N/A	42.8	2.0	25.3	10.6	1.4	2.3

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2017
		Average Annual Total Returns[2,5]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	10.27%	13.93%	N/A	7.51%	N/A	4.48%	N/A
Investor A	10.17	13.62	7.66%	7.23	6.08%	4.18	3.62%
Class K	10.27	14.05	N/A	7.61	N/A	4.58	N/A
Class R	10.02	13.39	N/A	6.96	N/A	3.90	N/A
Russell 1000® Index	13.46	18.03	N/A	13.63	N/A	7.25	N/A
2035 Custom Benchmark	9.06	11.76	N/A	7.69	N/A	4.13	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

10	BLACKROCK FUNDS II	APRIL 30, 2017

BlackRock LifePath® Smart Beta 2040 Fund

Total Return Based on a $10,000 Investment

[1]   Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]   The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040. Prior to November 18, 2016, the Fund followed a different investment strategies under the name “BlackRock LifePath® Active 2040 Fund”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2040.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2040 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2040 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
4/20/07 to 1/03/08	N/A	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	16.6	N/A	N/A	44.6%	2.3%	23.0%	7.9%	3.9%	1.7%
5/01/13 to 10/31/13	17.5	N/A	N/A	43.3	2.2	23.1	8.2	3.9	1.8
11/01/13 to 10/31/14	18.6	N/A	N/A	42.0	2.3	23.2	8.2	3.8	1.9
11/01/14 to 10/31/15	7.9	N/A	N/A	46.4	2.1	27.3	11.4	4.0	0.9
11/01/15 to 10/31/16	6.7	N/A	N/A	44.6	3.4	28.2	12.1	4.1	0.9
11/01/16 to 4/30/17	7.7	N/A	N/A	47.2	1.6	28.1	13.0	1.4	1.0

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2017
		Average Annual Total Returns[2,5]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	10.23%	14.11%	N/A	7.79%	N/A	4.80%	N/A
Investor A	10.15	13.95	7.97%	7.51	6.36%	4.48	3.91%
Class K	10.34	14.23	N/A	7.89	N/A	4.90	N/A
Class R	10.07	13.65	N/A	7.26	N/A	4.22	N/A
Russell 1000® Index	13.46	18.03	N/A	13.63	N/A	7.25	N/A
2040 Custom Benchmark	10.04	12.80	N/A	8.18	N/A	4.41	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS II	APRIL 30, 2017	11

BlackRock LifePath® Smart Beta 2045 Fund

Total Return Based on a $10,000 Investment

[1]   Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]   The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045. Prior to November 18, 2016, the Fund followed a different investment strategies under the name “BlackRock LifePath® Active 2045 Fund”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2045.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2045 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2045 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
4/20/07 to 1/03/08	N/A	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	12.7	N/A	N/A	47.8%	2.0%	24.7%	8.9%	3.9%	N/A
5/01/13 to 10/31/13	13.7	N/A	N/A	46.4	2.0	24.8	9.2	3.9	N/A
11/01/13 to 10/31/14	15.0	N/A	N/A	44.9	2.0	25.0	9.3	3.8	N/A
11/01/14 to 10/31/15	4.1	N/A	N/A	48.0	2.1	28.8	12.8	4.2	N/A
11/01/15 to 10/31/16	2.2	N/A	N/A	46.3	3.6	29.9	13.5	4.3	0.2%
11/01/16 to 4/30/17	2.7	N/A	N/A	49.1	1.5	30.1	14.8	1.5	0.3

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2017
		Average Annual Total Returns[2,5]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	10.91%	14.79%	N/A	8.21%	N/A	5.04%	N/A
Investor A	10.80	14.51	8.50%	7.92	6.76%	4.69	4.13%
Class K	11.00	14.87	N/A	8.32	N/A	5.14	N/A
Class R	10.69	14.21	N/A	7.67	N/A	4.43	N/A
Russell 1000® Index	13.46	18.03	N/A	13.63	N/A	7.25	N/A
2045 Custom Benchmark	10.63	13.41	N/A	8.62	N/A	4.62	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

12	BLACKROCK FUNDS II	APRIL 30, 2017

BlackRock LifePath® Smart Beta 2050 Fund

Total Return Based on a $10,000 Investment

[1]   Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]   The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050. Prior to November 18, 2016, the Fund followed a different investment strategies under the name “BlackRock LifePath® Active 2050 Fund”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2050.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2050 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2050 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index
4/20/07 to 1/03/08	N/A	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	7.4	N/A	N/A	50.7%	1.9%	26.2%	9.8%	4.0%
5/01/13 to 10/31/13	8.5	N/A	N/A	49.2	1.7	26.4	10.2	4.0
11/01/13 to 10/31/14	9.8	N/A	N/A	47.7	1.7	26.6	10.4	3.8
11/01/14 to 10/31/15	2.6	N/A	N/A	48.8	2.0	29.3	13.1	4.2
11/01/15 to 10/31/16	1.0	N/A	N/A	46.6	3.6	30.5	14.0	4.3
11/01/16 to 4/30/17	1.0	N/A	N/A	49.8	1.5	30.8	15.4	1.5

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended April 30, 2017
		Average Annual Total Returns[2,5]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	10.80%	14.49%	N/A	8.34%	N/A	4.62%	N/A
Investor A	10.76	14.26	8.26%	8.04	6.88%	4.29	3.73%
Class K	10.99	14.80	N/A	8.47	N/A	4.73	N/A
Class R	10.62	14.02	N/A	7.80	N/A	4.04	N/A
Russell 1000® Index	13.46	18.03	N/A	13.63	N/A	7.25	N/A
2050 Custom Benchmark	10.83	13.61	N/A	8.96	N/A	4.78	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS II	APRIL 30, 2017	13

BlackRock LifePath® Smart Beta 2055 Fund

Total Return Based on a $10,000 Investment

[1]   Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]   The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055. Prior to November 18, 2016, the Fund followed a different investment strategies under the name “BlackRock LifePath® Active 2055 Fund.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2055 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

BlackRock LifePath® Smart Beta 2055 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Index	Bloomberg Commodity Index
2/28/13 to 4/30/13	2.5%	52.5%	1.8%	27.8%	11.2%	4.2%
5/01/13 to 10/31/13	3.3	51.3	1.7	27.9	11.6	4.2
11/01/13 to 10/31/14	4.5	49.6	1.7	28.3	11.9	4.0
11/01/14 to 10/31/15	1.7	49.2	2.0	29.6	13.3	4.2
11/01/15 to 10/31/16	1.0	46.6	3.6	30.5	14.0	4.3
11/01/16 to 4/30/17	1.0	49.8	1.5	30.8	15.4	1.5

See “About Fund Performance” on page 20 for a description of the Custom Benchmark.

Performance Summary for the Period Ended April 30, 2017
		Average Annual Total Returns[2,6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	10.65%	14.52%	N/A	8.54%	N/A
Investor A	10.62	14.17	8.17%	8.28	6.89%
Class K	10.75	14.63	N/A	8.67	N/A
Class R	10.48	13.93	N/A	8.03	N/A
Russell 1000® Index	13.46	18.03	N/A	13.73	N/A
2055 Custom Benchmark	10.83	13.61	N/A	8.61	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on February 28, 2013.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

14	BLACKROCK FUNDS II	APRIL 30, 2017

BlackRock LifePath® Smart Beta Retirement Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Fixed Income Funds	53%
Equity Funds	47

Portfolio Holdings	Percent of Affiliated Investment Companies
iShares Edge U.S. Fixed Income Balanced Risk ETF	36%
iShares Edge MSCI Min Vol EAFE ETF	20
iShares Edge MSCI Min Vol USA ETF	20
iShares TIPS Bond ETF	9
iShares 20+ Year Treasury Bond ETF	8
iShares Edge MSCI Multifactor USA Small-Cap ETF	4
iShares Edge MSCI Multifactor Intl ETF	2
iShares Global REIT ETF	1
BlackRock Liquidity Funds, T-Fund, Institutional Class	—

BlackRock LifePath® Smart Beta 2020 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	56%
Fixed Income Funds	44

Portfolio Holdings	Percent of Affiliated Investment Companies
iShares Edge U.S. Fixed Income Balanced Risk ETF	29%
iShares Edge MSCI Min Vol EAFE ETF	19
iShares Edge MSCI Min Vol USA ETF	19
iShares Edge MSCI Multifactor Intl ETF	12
iShares 20+ Year Treasury Bond ETF	8
iShares TIPS Bond ETF	7
iShares Edge MSCI Multifactor USA Small-Cap ETF	4
iShares Global REIT ETF	2
BlackRock Liquidity Funds, T-Fund, Institutional Class	—
iShares Edge MSCI Multifactor USA ETF	—

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	APRIL 30, 2017	15

BlackRock LifePath® Smart Beta 2025 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	69%
Fixed Income Funds	30
Short-Term Securities	1

Portfolio Holdings	Percent of Affiliated Investment Companies
iShares Edge MSCI Min Vol EAFE ETF	19%
iShares Edge U.S. Fixed Income Balanced Risk ETF	18
iShares Edge MSCI Multifactor Intl ETF	17
iShares Edge MSCI Min Vol USA ETF	17
iShares Edge MSCI Multifactor USA ETF	7
iShares 20+ Year Treasury Bond ETF	7
iShares Global REIT ETF	6
iShares TIPS Bond ETF	5
iShares Edge MSCI Multifactor USA Small-Cap ETF	3
BlackRock Liquidity Funds, T-Fund, Institutional Class	1

BlackRock LifePath® Smart Beta 2030 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	80%
Fixed Income Funds	20

Portfolio Holdings	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor Intl ETF	20%
iShares Edge MSCI Min Vol EAFE ETF	17
iShares Edge MSCI Multifactor USA ETF	16
iShares Edge MSCI Min Vol USA ETF	16
iShares Edge U.S. Fixed Income Balanced Risk ETF	11
iShares Global REIT ETF	8
iShares 20+ Year Treasury Bond ETF	5
iShares TIPS Bond ETF	4
iShares Edge MSCI Multifactor USA Small-Cap ETF	3
BlackRock Liquidity Funds, T-Fund, Institutional Class	—

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

16	BLACKROCK FUNDS II	APRIL 30, 2017

BlackRock LifePath® Smart Beta 2035 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	90%
Fixed Income Funds	10

Portfolio Holdings	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	28%
iShares Edge MSCI Multifactor Intl ETF	21
iShares Edge MSCI Min Vol USA ETF	14
iShares Edge MSCI Min Vol EAFE ETF	14
iShares Global REIT ETF	11
iShares Edge U.S. Fixed Income Balanced Risk ETF	4
iShares 20+ Year Treasury Bond ETF	4
iShares TIPS Bond ETF	2
iShares Edge MSCI Multifactor USA Small-Cap ETF	2
BlackRock Liquidity Funds, T-Fund, Institutional Class	—

BlackRock LifePath® Smart Beta 2040 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	96%
Fixed Income Funds	4

Portfolio Holdings	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	41%
iShares Edge MSCI Multifactor Intl ETF	20
iShares Global REIT ETF	13
iShares Edge MSCI Min Vol USA ETF	12
iShares Edge MSCI Min Vol EAFE ETF	9
iShares 20+ Year Treasury Bond ETF	3
iShares Edge MSCI Multifactor USA Small-Cap ETF	1
iShares TIPS Bond ETF	1
BlackRock Liquidity Funds, T-Fund, Institutional Class	—

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	APRIL 30, 2017	17

BlackRock LifePath® Smart Beta 2045 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	99%
Fixed Income Funds	1

Portfolio Holdings	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	47%
iShares Edge MSCI Multifactor Intl ETF	27
iShares Global REIT ETF	15
iShares Edge MSCI Min Vol EAFE ETF	5
iShares Edge MSCI Min Vol USA ETF	4
iShares Edge MSCI Multifactor USA Small-Cap ETF	1
iShares 20+ Year Treasury Bond ETF	1
iShares TIPS Bond ETF	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—

BlackRock LifePath® Smart Beta 2050 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	99%
Fixed Income Funds	1

Portfolio Holdings	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	51%
iShares Edge MSCI Multifactor Intl ETF	29
iShares Global REIT ETF	16
iShares Edge MSCI Min Vol EAFE ETF	2
iShares Edge MSCI Multifactor USA Small-Cap ETF	1
iShares Edge U.S. Fixed Income Balanced Risk ETF	1
iShares Edge MSCI Min Vol USA ETF	—
iShares 20+ Year Treasury Bond ETF	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

18	BLACKROCK FUNDS II	APRIL 30, 2017

BlackRock LifePath® Smart Beta 2055 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	99%
Fixed Income Funds	1

Portfolio Holdings	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	51%
iShares Edge MSCI Multifactor Intl ETF	28
iShares Global REIT ETF	16
iShares Edge MSCI Min Vol EAFE ETF	2
iShares Edge MSCI Multifactor USA Small-Cap ETF	1
iShares Edge U.S. Fixed Income Balanced Risk ETF	1
iShares Edge MSCI Min Vol USA ETF	1
BlackRock Liquidity Funds, T-Fund, Institutional Class	—
iShares 20+ Year Treasury Bond ETF	—

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

BLACKROCK FUNDS II	APRIL 30, 2017	19

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Except with respect to BlackRock LifePath® Smart Beta 2055 Fund, prior to November 27, 2012 (commencement of operations), Institutional Shares performance results are those of Class K Shares, restated to reflect Institutional Share fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Prior to November 27, 2012, the Custom Benchmarks of the Funds (other than BlackRock LifePath® Smart Beta 2055 Fund) were comprised of the Bloomberg Barclays U.S. Aggregate Bond Index, the Russell 3000® Index and the MSCI EAFE Index. Between November 27, 2012 (February 28, 2013 for BlackRock LifePath® Smart Beta 2055 Fund only) and November 17, 2016, the Funds’ Custom Benchmarks were comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Index, Bloomberg Commodity Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L).

Effective November 18, 2016, the Funds’ Custom Benchmarks are comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. TIPS Index (Series L). The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity. The Russell 3000® Index is an unmanaged index comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The Russell 1000® Index is an unmanaged index comprised of the 1,000 largest U.S. companies as determined by total market capitalization. The Russell 2000® Index is an unmanaged index comprised of the 2,000 largest U.S. companies as determined by total market capitalization. The MSCI All Country World ex-U.S. Investable Market Index measures the investment return of stocks issued by companies located outside the United States. The FTSE EPRA/NAREIT Developed Index measures the stock performance of companies engaged in the ownership and development of real estate markets in developed countries as defined by FTSE EPRA/NAREIT. The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The Bloomberg Commodity Index is composed of futures contracts on physical commodities. The Bloomberg Commodity Index is designed to minimize concentration in any one commodity or sector. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) is an index that includes all publicly issued, U.S. Treasury inflation protected securities (“TIPS”) that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million or more par value outstanding. The customized weighted index for each Fund is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to each Fund’s glidepath, as applicable.

20	BLACKROCK FUNDS II	APRIL 30, 2017

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown on the next page (which are based on a hypothetical investment of $1,000 invested on November 1, 2016 and held through April 30, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK FUNDS II	APRIL 30, 2017	21

Expense Examples
	Actual			Hypothetical[1]
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[2]	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock LifePath® Smart Beta Retirement Fund
Institutional	$1,000.00	$1,057.60	$0.35	$1,000.00	$1,024.18	$0.35	0.07%
Investor A	$1,000.00	$1,056.60	$1.82	$1,000.00	$1,022.76	$1.79	0.36%
Class K	$1,000.00	$1,057.00	$0.05	$1,000.00	$1,024.47	$0.05	0.01%
Class R	$1,000.00	$1,055.10	$3.02	$1,000.00	$1,021.58	$2.97	0.60%
BlackRock LifePath® Smart Beta 2020 Fund
Institutional	$1,000.00	$1,072.80	$0.56	$1,000.00	$1,023.98	$0.55	0.11%
Investor A	$1,000.00	$1,070.90	$1.83	$1,000.00	$1,022.76	$1.79	0.36%
Class K	$1,000.00	$1,072.40	$0.05	$1,000.00	$1,024.47	$0.05	0.01%
Class R	$1,000.00	$1,069.10	$3.04	$1,000.00	$1,021.58	$2.97	0.60%
BlackRock LifePath® Smart Beta 2025 Fund
Institutional	$1,000.00	$1,085.60	$0.61	$1,000.00	$1,023.93	$0.60	0.12%
Investor A	$1,000.00	$1,084.30	$1.84	$1,000.00	$1,022.76	$1.79	0.36%
Class K	$1,000.00	$1,085.30	$0.05	$1,000.00	$1,024.47	$0.05	0.01%
Class R	$1,000.00	$1,082.40	$3.06	$1,000.00	$1,021.58	$2.97	0.60%
BlackRock LifePath® Smart Beta 2030 Fund
Institutional	$1,000.00	$1,093.50	$0.56	$1,000.00	$1,023.98	$0.55	0.11%
Investor A	$1,000.00	$1,093.30	$1.85	$1,000.00	$1,022.76	$1.79	0.36%
Class K	$1,000.00	$1,094.30	$0.05	$1,000.00	$1,024.47	$0.05	0.01%
Class R	$1,000.00	$1,092.40	$3.08	$1,000.00	$1,021.58	$2.97	0.60%
BlackRock LifePath® Smart Beta 2035 Fund
Institutional	$1,000.00	$1,102.70	$0.57	$1,000.00	$1,023.98	$0.55	0.11%
Investor A	$1,000.00	$1,101.70	$1.86	$1,000.00	$1,022.76	$1.79	0.36%
Class K	$1,000.00	$1,102.70	$0.05	$1,000.00	$1,024.47	$0.05	0.01%
Class R	$1,000.00	$1,100.20	$3.09	$1,000.00	$1,021.58	$2.97	0.60%
BlackRock LifePath® Smart Beta 2040 Fund
Institutional	$1,000.00	$1,102.30	$0.57	$1,000.00	$1,023.98	$0.55	0.11%
Investor A	$1,000.00	$1,101.50	$1.86	$1,000.00	$1,022.76	$1.79	0.36%
Class K	$1,000.00	$1,103.40	$0.00	$1,000.00	$1,024.52	$0.00	0.00%
Class R	$1,000.00	$1,100.70	$3.09	$1,000.00	$1,021.58	$2.97	0.60%
BlackRock LifePath® Smart Beta 2045 Fund
Institutional	$1,000.00	$1,109.10	$0.57	$1,000.00	$1,023.98	$0.55	0.11%
Investor A	$1,000.00	$1,108.00	$1.86	$1,000.00	$1,022.76	$1.79	0.36%
Class K	$1,000.00	$1,110.00	$0.05	$1,000.00	$1,024.47	$0.05	0.01%
Class R	$1,000.00	$1,106.90	$3.10	$1,000.00	$1,021.58	$2.97	0.60%
BlackRock LifePath® Smart Beta 2050 Fund
Institutional	$1,000.00	$1,108.00	$0.57	$1,000.00	$1,023.98	$0.55	0.11%
Investor A	$1,000.00	$1,107.60	$1.86	$1,000.00	$1,022.76	$1.79	0.36%
Class K	$1,000.00	$1,109.90	$0.05	$1,000.00	$1,024.47	$0.05	0.01%
Class R	$1,000.00	$1,106.20	$3.10	$1,000.00	$1,021.58	$2.97	0.60%
BlackRock LifePath® Smart Beta 2055 Fund
Institutional	$1,000.00	$1,106.50	$0.57	$1,000.00	$1,023.98	$0.55	0.11%
Investor A	$1,000.00	$1,106.20	$1.86	$1,000.00	$1,022.76	$1.79	0.36%
Class K	$1,000.00	$1,107.50	$0.00	$1,000.00	$1,024.52	$0.00	0.00%
Class R	$1,000.00	$1,104.80	$3.10	$1,000.00	$1,021.58	$2.97	0.60%

[1]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

[2]	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period shown).

Because the Funds invest in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense examples reflect the expenses of both the Funds and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Funds invest are not included in the Funds’ annualized expense ratios.

See “Disclosure of Expenses” on page 21 for further information on how expenses were calculated.

22	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock LifePath® Smart Beta Retirement Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 46.5%
iShares Edge MSCI Min Vol EAFE ETF	47,241	$3,177,430
iShares Edge MSCI Min Vol USA ETF	64,758	3,133,640
iShares Edge MSCI Multifactor Intl ETF	14,200	366,218
iShares Edge MSCI Multifactor USA Small-Cap ETF	19,500	703,365
iShares Global REIT ETF	3,100	78,926

		7,459,579

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 53.4%
iShares 20+ Year Treasury Bond ETF	11,078	$1,355,393
iShares Edge U.S. Fixed Income Balanced Risk ETF	57,780	5,802,267
iShares TIPS Bond ETF	12,227	1,406,227

		8,563,887

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (b)	39,598	39,598
Total Affiliated Investment Companies (Cost — $15,319,323) — 100.2%		16,063,064
Liabilities in Excess of Other Assets — (0.2)%		(26,683)

Net Assets — 100.0%		$16,036,381

Portfolio Abbreviation

ETF	Exchange-Traded Fund

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	23

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta Retirement Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	20,695	—	(20,695)	—	—	—		$7,564	$ 19,481
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	11,344	—	(11,344)	—	—	—		92,794	(96,086)
BlackRock Commodity Strategies Fund, Institutional Class	86,706	—	(86,706)	—	—	—		(151,824)	140,803
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	57,165	—	(57,165)	—	—	—		(38,419)	39,052
BlackRock Equity Dividend Fund, Class K	12,679	—	(12,679)	—	—	—		23,201	(9,890)
BlackRock Global Long/Short Credit Fund, Class K	153,500	—	(153,500)	—	—	—		49,583	(55,260)
BlackRock Global Long/Short Equity Fund, Class K	53,006	—	(53,006)	—	—	—		(12,191)	13,251
BlackRock Inflation Protected Bond Portfolio, Class K	146,439	—	(146,439)	—	—	$728		(75,386)	45,526
BlackRock International Opportunities Portfolio, Institutional Class	61,551	—	(61,551)	—	—	—		(128,135)	66,243
BlackRock Liquidity Funds, T-Fund, Institutional Class	343,902	—	(304,304)[2]	39,598	$39,598	309		—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	157,616	—	(157,616)	—	—	2,914		17,280	(20,432)
iShares 20+ Year Treasury Bond ETF	—	13,923	(2,845)	11,078	1,355,393	14,251		(4,332)	18,474
iShares Edge MSCI Min Vol EAFE ETF	—	62,983	(15,742)	47,241	3,177,430	72,876		35,402	266,277
iShares Edge MSCI Min Vol USA ETF	—	78,222	(13,464)	64,758	3,133,640	35,160		14,382	262,709
iShares Edge MSCI Multifactor Intl ETF	—	24,500	(10,300)	14,200	366,218	4,415		6,973	44,544
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	19,500	—	19,500	703,365	2,989		—	38,147
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	64,030	(6,250)	57,780	5,802,267	59,815		1,146	92,077
iShares Global REIT ETF	—	3,500	(400)	3,100	78,926	2,138		740	3,580
iShares International Developed Real Estate ETF	1,550	—	(1,550)	—	—	—		(8,400)	5,800
iShares TIPS Bond ETF	—	16,376	(4,149)	12,227	1,406,227	5,053		(1,035)	20,483
iShares U.S. Consumer Goods ETF	1,617		(1,617)	—	—	—		2,760	(7,698)
iShares U.S. Energy ETF	2,717	—	(2,717)	—	—	—		(20,514)	24,571
iShares U.S. Financials ETF	2,070	—	(2,070)	—	—	—		75,240	(61,035)
iShares U.S. Healthcare ETF	670	—	(670)	—	—	—		(1,769)	5,616
iShares U.S. Industrials ETF	1,317	—	(1,317)	—	—	—		25,791	(16,716)
iShares U.S. Real Estate ETF	512	—	(512)	—	—	—		(3,639)	1,987
iShares U.S. Technology ETF	1,149	—	(1,149)	—	—	—		12,755	(12,455)
Master Large Cap Growth Portfolio	$ 496,165	—	$(496,165)[2,3]	—	—	559		132,875	(116,868)
Master Small Cap Index Series	$ 632,224	—	$(632,224)[2,3]	—	—	665		112,625	(45,491)
Master Total Return Portfolio	$5,828,817	—	$(5,828,817)[2,3]	—	—	11,550		(88,902)	(40,734)
S&P 500 Index Master Portfolio	$ 186,835	—	$(186,835)[2,3]	—	—	390		8,622	(3,701)
SL Liquidity Series, LLC, Money Market Series	39,211	—	(39,211)[2]	—	—	103	[4]	—	—
Total					$16,063,064	$213,915		$85,187	$ 622,255

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta Retirement Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended April 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$28,654	$(6,122)	$28,258	—	$50,790
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$1,052	$(18)	$(44,241)	—	$(43,207)

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long							$4,970,256	[1]
Average notional value of contracts — short							$1,544,726	[1]

[1]	Actual amounts for the period are shown due to limited derivative financial instructions as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

      The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$7,459,579	—	—	$7,459,579
Fixed Income Funds[1]	8,563,887	—	—	8,563,887
Short-Term Securities	39,598	—	—	39,598

Total	$16,063,064	—	—	$16,063,064

[1]	See above Schedule of Investments for values in each security type.

    During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	25

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock LifePath® Smart Beta 2020 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 56.2%
iShares Edge MSCI Min Vol EAFE ETF	69,563	$4,678,807
iShares Edge MSCI Min Vol USA ETF	95,262	4,609,728
iShares Edge MSCI Multifactor Intl ETF	110,669	2,854,154
iShares Edge MSCI Multifactor USA ETF	1,989	56,050
iShares Edge MSCI Multifactor USA Small-Cap ETF	26,200	945,034
iShares Global REIT ETF	23,388	595,458

		13,739,231

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 43.6%
iShares 20+ Year Treasury Bond ETF	15,302	$1,872,200
iShares Edge U.S. Fixed Income Balanced Risk ETF	69,930	7,022,371
iShares TIPS Bond ETF	15,232	1,751,832

		10,646,403

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (b)	70,113	70,113
Total Affiliated Investment Companies (Cost — $23,098,556) — 100.1%		24,455,747
Liabilities in Excess of Other Assets — (0.1)%		(19,545)

Net Assets — 100.0%		$24,436,202

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta 2020 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	57,660	—	(57,660)	—	—	—		$(1,113)	$78,955
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	29,408	—	(29,408)	—	—	—		203,322	(211,261)
BlackRock Commodity Strategies Fund, Institutional Class	137,321	—	(137,321)	—	—	—		(213,428)	195,910
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	87,546	—	(87,546)	—	—	—		(59,599)	60,524
BlackRock Equity Dividend Fund, Class K	32,161	—	(32,161)	—	—	—		59,045	(24,955)
BlackRock Global Long/Short Credit Fund, Class K	143,057	—	(143,057)	—	—	—		46,079	(51,501)
BlackRock Global Long/Short Equity Fund, Class K	81,171	—	(81,171)	—	—	—		(18,669)	20,293
BlackRock Inflation Protected Bond Portfolio, Class K	184,945	—	(184,945)	—	—	$932		(124,610)	86,985
BlackRock International Opportunities Portfolio, Institutional Class	123,078	—	(123,078)	—	—	—		(260,147)	135,838
BlackRock Liquidity Funds, T-Fund, Institutional Class	535,307	—	(465,194)[2]	70,113	$70,113	500		—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	150,181	—	(150,181)	—	—	2,804		16,256	(19,260)
iShares 20+ Year Treasury Bond ETF	—	19,679	(4,377)	15,302	1,872,200	19,188		(4,737)	25,287
iShares Edge MSCI Min Vol EAFE ETF	—	96,178	(26,615)	69,563	4,678,807	104,489		34,148	391,109
iShares Edge MSCI Min Vol USA ETF	—	123,102	(27,840)	95,262	4,609,728	50,170		24,851	380,511
iShares Edge MSCI Multifactor Intl ETF	—	154,000	(43,331)	110,669	2,854,154	26,436		69,446	347,158
iShares Edge MSCI Multifactor USA ETF	—	9,312	(7,323)	1,989	56,050	566		4,550	466
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	26,700	(500)	26,200	945,034	4,166		446	52,641
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	80,530	(10,600)	69,930	7,022,371	72,643		2,288	111,471
iShares Global REIT ETF	—	32,540	(9,152)	23,388	595,458	18,170		11,376	27,006
iShares International Developed Real Estate ETF	11,446	—	(11,446)	—	—	—		(38,433)	19,238
iShares TIPS Bond ETF	—	21,728	(6,496)	15,232	1,751,832	6,248		(1,796)	25,402
iShares U.S. Consumer Goods ETF	1,306	—	(1,306)	—	—	—		2,229	(6,217)
iShares U.S. Industrials ETF	1,388	—	(1,388)	—	—	—		27,182	(17,618)
iShares U.S. Real Estate ETF	4,172	—	(4,172)	—	—	—		(30,150)	16,683
Master Large Cap Growth Portfolio	$1,464,910	—	$(1,464,910)[2,3]	—	—	1,593		265,772	(220,904)
Master Small Cap Index Series	$890,020	—	$(890,020)[2,3]	—	—	936		157,018	(7,019)
Master Total Return Portfolio	$8,416,587	—	$(8,416,587)[2,3]	—	—	16,677		(86,404)	(100,826)
S&P 500 Index Master Portfolio	$828,667	—	$(828,667)[2,3]	—	—	1,731		24,520	(58,360)
SL Liquidity Series, LLC, Money Market Series	320,043	—	(320,043)[2]	—	—	153	[4]	—	—
Total					$24,455,747	$327,402		$109,442	$1,257,556

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	27

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta 2020 Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended April 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$42,988	$(12,332)	$118,870	—	$149,526
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$1,578	$(1,781)	$(85,779)	—	$(85,982)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long							$6,031,409	[1]
Average notional value of contracts — short							$2,579,544	[1]

[1]	Actual amounts for the period are shown due to limited derivative financial instructions as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

      The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$13,739,231	—	—	$13,739,231
Fixed Income Funds[1]	10,646,403	—	—	10,646,403
Short-Term Securities	70,113	—	—	70,113

Total	$24,455,747	—	—	$24,455,747

[1]	See above Schedule of Investments for values in each security type.

      During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock LifePath® Smart Beta 2025 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 68.9%
iShares Edge MSCI Min Vol EAFE ETF	77,483	$5,211,507
iShares Edge MSCI Min Vol USA ETF	96,385	4,664,070
iShares Edge MSCI Multifactor Intl ETF	182,797	4,714,335
iShares Edge MSCI Multifactor USA ETF	69,378	1,955,072
iShares Edge MSCI Multifactor USA Small-Cap ETF	23,462	846,274
iShares Global REIT ETF	60,113	1,530,477

		18,921,735

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 30.7%
iShares 20+ Year Treasury Bond ETF	15,027	$1,838,553
iShares Edge U.S. Fixed Income Balanced Risk ETF	50,618	5,083,060
iShares TIPS Bond ETF	13,021	1,497,545

		8,419,158

Short-Term Securities — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (b)	187,032	187,032
Total Affiliated Investment Companies (Cost — $25,751,070) — 100.3%		27,527,925
Liabilities in Excess of Other Assets — (0.3)%		(75,902)

Net Assets — 100.0%		$27,452,023

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	29

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta 2025 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	87,635	—	(87,635)	—	—	—		$(7,815)	$120,444
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	42,344	—	(42,344)	—	—	—		210,095	(221,528)
BlackRock Commodity Strategies Fund, Institutional Class	146,079	—	(146,079)	—	—	—		(213,440)	194,690
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	84,782	—	(84,782)	—	—	—		(59,072)	59,072
BlackRock Equity Dividend Fund, Class K	48,190	—	(48,190)	—	—	—		86,332	(36,258)
BlackRock Global Long/Short Credit Fund, Class K	110,663	—	(110,663)	—	—	—		35,412	19,654
BlackRock Global Long/Short Equity Fund, Class K	78,618	—	(78,618)	—	—	—		(18,082)	(39,839)
BlackRock Inflation Protected Bond Portfolio, Class K	140,918	—	(140,918)	—	—	$719		(81,331)	52,307
BlackRock International Opportunities Portfolio, Institutional Class	159,248	—	(159,248)	—	—	—		(353,285)	193,672
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,595,797	—	(1,408,765)[2]	187,032	$187,032	643		—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	116,245	—	(116,245)	—	—	2,353		12,583	(14,907)
iShares 20+ Year Treasury Bond ETF	—	18,567	(3,540)	15,027	1,838,553	18,240		(2,241)	25,203
iShares Edge MSCI Min Vol EAFE ETF	—	99,901	(22,418)	77,483	5,211,507	112,352		22,980	432,017
iShares Edge MSCI Min Vol USA ETF	—	121,940	(25,555)	96,385	4,664,070	51,582		22,959	389,407
iShares Edge MSCI Multifactor Intl ETF	—	214,730	(31,933)	182,797	4,714,335	37,354		43,686	573,416
iShares Edge MSCI Multifactor USA ETF	—	92,622	(23,244)	69,378	1,955,072	15,949		15,239	145,875
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	24,300	(838)	23,462	846,274	3,727		1,339	46,402
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	54,068	(3,450)	50,618	5,083,060	50,187		719	79,218
iShares Global REIT ETF	—	71,190	(11,077)	60,113	1,530,477	41,629		15,166	66,199
iShares International Developed Real Estate ETF	24,432	1,016	(25,448)	—	—	—		(93,024)	50,331
iShares TIPS Bond ETF	—	17,108	(4,087)	13,021	1,497,545	5,173		(505)	21,178
iShares U.S. Consumer Goods ETF	1,369	—	(1,369)	—	—	—		2,337	(6,517)
iShares U.S. Industrials ETF	1,286	—	(1,286)	—	—	—		25,184	(16,323)
iShares U.S. Real Estate ETF	8,922	282	(9,204)	—	—	—		(44,420)	15,385
Master Large Cap Growth Portfolio	$2,088,841	—	$(2,088,841)[2,3]	—	—	2,339		257,409	(190,543)
Master Small Cap Index Series	$781,316	—	$(781,316)[2,3]	—	—	833		136,653	(52,331)
Master Total Return Portfolio	$5,622,546	—	$(5,622,546)[2,3]	—	—	11,141		(120,024)	(4,663)
S&P 500 Index Master Portfolio	$574,479	—	$(574,479)[2,3]	—	—	1,200		29,246	(14,113)
SL Liquidity Series, LLC, Money Market Series	684,412	—	(684,412)[2]	—	—	166	[4]	—	—
Total					$27,527,925	$355,587		$(75,900)	$1,887,448

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta 2025 Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended April 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$45,852	$(10,472)	$99,980	—	$135,360
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$1,683	$(3,366)	$(75,679)	—	$(77,362)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,016,618	[1]
Average notional value of contracts — short	$2,478,132	[1]

[1]	Actual amounts for the period are shown due to limited derivative financial instructions as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

      Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

      The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$18,921,735	—	—	$18,921,735
Fixed Income Funds[1]	8,419,158	—	—	8,419,158
Short-Term Securities	187,032	—	—	187,032

Total	$27,527,925	—	—	$27,527,925

[1]	See above Schedule of Investments for values in each security type.

      During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	31

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock LifePath® Smart Beta 2030 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 79.7%
iShares Edge MSCI Min Vol EAFE ETF	58,140	$3,910,496
iShares Edge MSCI Min Vol USA ETF	76,590	3,706,190
iShares Edge MSCI Multifactor Intl ETF	179,606	4,632,039
iShares Edge MSCI Multifactor USA ETF	133,873	3,772,541
iShares Edge MSCI Multifactor USA Small-Cap ETF	16,300	587,941
iShares Global REIT ETF	75,255	1,915,992

		18,525,199

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 20.0%
iShares 20+ Year Treasury Bond ETF	10,273	$1,256,901
iShares Edge U.S. Fixed Income Balanced Risk ETF	24,835	2,493,931
iShares TIPS Bond ETF	7,860	903,979

		4,654,811

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (b)	91,090	91,090
Total Affiliated Investment Companies (Cost — $21,653,660) — 100.1%		23,271,100
Liabilities in Excess of Other Assets — (0.1)%		(12,105)

Net Assets — 100.0%		$23,258,995

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta 2030 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	83,834	—	(83,834)	—	—	—		$ (1,304)	$ 104,660
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	44,366	—	(44,366)	—	—	—		237,442	(249,974)
BlackRock Commodity Strategies Fund, Institutional Class	126,350	—	(126,350)	—	—	—		(195,329)	179,458
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	78,071	—	(78,071)	—	—	—		(53,821)	53,910
BlackRock Equity Dividend Fund, Class K	50,959	—	(50,959)	—	—	—		88,100	(39,541)
BlackRock Global Long/Short Credit Fund, Class K	89,207	—	(89,207)	—	—	—		28,546	(32,114)
BlackRock Global Long/Short Equity Fund, Class K	72,393	—	(72,393)	—	—	—		(16,548)	18,098
BlackRock Inflation Protected Bond Portfolio, Class K	82,101	—	(82,101)	—	—	$406		(41,260)	24,889
BlackRock International Opportunities Portfolio, Institutional Class	156,215	—	(156,215)	—	—	—		(291,386)	137,701
BlackRock Liquidity Funds, T-Fund, Institutional Class	510,248	—	(419,158)[2]	91,090	$91,090	489		—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	93,758	—	(93,758)	—	—	1,898		10,149	(12,024)
iShares 20+ Year Treasury Bond ETF	—	12,308	(2,035)	10,273	1,256,901	11,674		(843)	18,322
iShares Edge MSCI Min Vol EAFE ETF	—	74,504	(16,364)	58,140	3,910,496	80,098		6,266	314,637
iShares Edge MSCI Min Vol USA ETF	—	94,862	(18,272)	76,590	3,706,190	39,467		9,290	296,329
iShares Edge MSCI Multifactor Intl ETF	—	207,160	(27,554)	179,606	4,632,039	34,974		18,767	556,347
iShares Edge MSCI Multifactor USA ETF	—	165,874	(32,001)	133,873	3,772,541	29,331		20,604	271,962
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	16,900	(600)	16,300	587,941	2,656		920	32,750
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	27,035	(2,200)	24,835	2,493,931	23,595		155	38,144
iShares Global REIT ETF	—	86,540	(11,285)	75,255	1,915,992	47,201		19,211	78,276
iShares International Developed Real Estate ETF	30,128	—	(30,128)	—	—	—		(107,615)	57,091
iShares TIPS Bond ETF	—	10,080	(2,220)	7,860	903,979	2,971		(116)	12,101
iShares U.S. Real Estate ETF	10,995	—	(10,995)	—	—	—		(27,250)	(8,241)
Master Large Cap Growth Portfolio	$1,998,140	—	$(1,998,140)[2,3]	—	—	2,167		287,964	(227,012)
Master Small Cap Index Series	$ 552,797	—	$(552,797)[2,3]	—	—	574		102,711	(45,112)
Master Total Return Portfolio	$3,266,128	—	$(3,266,128)[2,3]	—	—	6,472		(39,380)	(843,255)
S&P 500 Index Master Portfolio	$1,006,079	—	$(1,006,079)[2,3]	—	—	2,102		33,102	803,374
SL Liquidity Series, LLC, Money Market Series	843,504	—	(843,504)[2]	—	—	177	[4]	—	—
Total					$23,271,100	$286,252		$ 88,375	$1,540,776

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	33

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta 2030 Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended April 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$37,259	$(7,842)	$128,189	—	$157,606
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$1,367	$(2,786)	$(83,658)	—	$(85,077)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,413,984	[1]
Average notional value of contracts — short	$2,747,688	[1]

[1]	Actual amounts for the period are shown due to limited derivative financial instructions as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of period end

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$18,525,199	—	—	$18,525,199
Fixed Income Funds[1]	4,654,811	—	—	4,654,811
Short-Term Securities	91,090	—	—	91,090

Total	$23,271,100	—	—	$23,271,100

[1]	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2017, there were no transfers between levels.

34	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock LifePath® Smart Beta 2035 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 88.8%
iShares Edge MSCI Min Vol EAFE ETF	38,165	$2,566,978
iShares Edge MSCI Min Vol USA ETF	54,247	2,625,012
iShares Edge MSCI Multifactor Intl ETF	148,510	3,830,073
iShares Edge MSCI Multifactor USA ETF	179,426	5,056,225
iShares Edge MSCI Multifactor USA Small-Cap ETF	9,700	349,879
iShares Global REIT ETF	78,430	1,996,828

		16,424,995

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 10.6%
iShares 20+ Year Treasury Bond ETF	6,120	$748,782
iShares Edge U.S. Fixed Income Balanced Risk ETF	7,897	793,017
iShares TIPS Bond ETF	3,617	415,991

		1,957,790

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (b)	47,325	47,325
Total Affiliated Investment Companies (Cost — $17,028,932) — 99.7%		18,430,110
Other Assets Less Liabilities — 0.3%		55,095

Net Assets — 100.0%		$18,485,205

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	35

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta 2035 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	89,604	—	(89,604)	—	—	—		$ (20,716)	$ 140,164
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	42,120	—	(42,120)	—	—	—		131,088	(142,647)
BlackRock Commodity Strategies Fund, Institutional Class	108,085	—	(108,085)	—	—	—		(112,450)	98,657
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	62,188	—	(62,188)	—	—	—		(43,574)	43,574
BlackRock Equity Dividend Fund, Class K	47,771	—	(47,771)	—	—	—		85,476	(36,329)
BlackRock Global Long/Short Credit Fund, Class K	48,075	—	(48,075)	—	—	—		15,384	(17,307)
BlackRock Global Long/Short Equity Fund, Class K	57,669	—	(57,669)	—	—	—		(13,264)	14,417
BlackRock Inflation Protected Bond Portfolio, Class K	40,771	—	(40,771)	—	—	$206		(17,132)	8,803
BlackRock International Opportunities Portfolio, Institutional Class	145,557	—	(145,557)	—	—	—		(359,779)	213,296
BlackRock Liquidity Funds, T-Fund, Institutional Class	601,171	—	(553,846)[2]	47,325	$47,325	400		—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	50,528	—	(50,528)	—	—	1,023		5,469	(6,480)
iShares 20+ Year Treasury Bond ETF	—	7,550	(1,430)	6,120	748,782	7,514		(900)	11,878
iShares Edge MSCI Min Vol EAFE ETF	—	53,645	(15,480)	38,165	2,566,978	54,722		9,818	211,847
iShares Edge MSCI Min Vol USA ETF	—	72,267	(18,020)	54,247	2,625,012	28,971		9,841	215,915
iShares Edge MSCI Multifactor Intl ETF	—	182,110	(33,600)	148,510	3,830,073	30,523		33,634	465,861
iShares Edge MSCI Multifactor USA ETF	—	228,996	(49,570)	179,426	5,056,225	40,497		33,217	374,142
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	12,000	(2,300)	9,700	349,879	1,758		3,257	19,489
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	8,697	(800)	7,897	793,017	7,560		95	11,990
iShares Global REIT ETF	—	93,160	(14,730)	78,430	1,996,828	52,624		19,944	84,708
iShares International Developed Real Estate ETF	32,676	961	(33,637)	—	—	—		(127,627)	71,202
iShares TIPS Bond ETF	—	4,877	(1,260)	3,617	415,991	1,466		(64)	5,836
iShares U.S. Consumer Goods ETF	778	—	(778)	—	—	—		1,328	(3,704)
iShares U.S. Industrials ETF	609	—	(609)	—	—	—		11,926	(7,730)
iShares U.S. Real Estate ETF	11,940	207	(12,147)	—	—	—		(4,097)	(34,617)
Master Large Cap Growth Portfolio	$2,172,588	—	$(2,172,588)[2,3]	—	—	2,454		131,553	(61,102)
Master Small Cap Index Series	$386,880	—	$(386,880)[2,3]	—	—	409		70,430	(29,115)
Master Total Return Portfolio	$1,116,260	—	$(1,116,260)[2,3]	—	—	2,212		(55,501)	30,671
S&P 500 Index Master Portfolio	$580,234	—	$(580,234)[2,3]	—	—	1,212		34,443	(19,159)
SL Liquidity Series, LLC, Money Market Series	915,959	—	(915,959)[2]	—	—	88	[4]	—	—
Total					$18,430,110	$233,639		$(158,201)	$1,664,260

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta 2035 Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended April 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$22,930	$(6,480)	$101,507	—	$117,957
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$841	$(4,148)	$(64,900)	—	$(68,207)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,675,991	[1]
Average notional value of contracts — short	$2,136,563	[1]

[1]	Actual amounts for the period are shown due to limited derivative financial instructions as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$16,424,995	—	—	$16,424,995
Fixed Income Funds[1]	1,957,790	—	—	1,957,790
Short-Term Securities	47,325	—	—	47,325

Total	$18,430,110	—	—	$18,430,110

[1]	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	37

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock LifePath Smart Beta 2040 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 96.1%
iShares Edge MSCI Min Vol EAFE ETF	19,331	$1,300,203
iShares Edge MSCI Min Vol USA ETF	36,121	1,747,895
iShares Edge MSCI Multifactor Intl ETF	114,050	2,941,350
iShares Edge MSCI Multifactor USA ETF	219,038	6,172,491
iShares Edge MSCI Multifactor USA Small-Cap ETF	6,170	222,552
iShares Global REIT ETF	78,370	1,995,300

		14,379,791

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 3.6%
iShares 20+ Year Treasury Bond ETF	3,168	$387,605
iShares TIPS Bond ETF	1,293	148,708

		536,313

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (b)	52,694	52,694
Total Affiliated Investment Companies
(Cost — $13,830,390) — 100.0%		14,968,798
Other Assets Less Liabilities — 0.0%		1,370

Net Assets — 100.0%		$14,970,168

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock LifePath Smart Beta 2040 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	85,772	—	(85,772)	—	—	—		$(33,139)	$144,104
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	46,055	—	(46,055)	—	—	—		150,549	(163,185)
BlackRock Commodity Strategies Fund, Institutional Class	99,682	—	(99,682)	—	—	—		(129,973)	117,499
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	55,027	—	(55,027)	—	—	—		(38,360)	38,360
BlackRock Equity Dividend Fund, Class K	52,841	—	(52,841)	—	—	—		94,180	(41,215)
BlackRock Global Long/Short Credit Fund, Class K	39,428	—	(39,428)	—	—	—		12,617	(14,194)
BlackRock Global Long/Short Equity Fund, Class K	51,028	—	(51,028)	—	—	—		(11,738)	12,756
BlackRock Inflation Protected Bond Portfolio, Class K	15,064	—	(15,064)	—	—	$78		(631)	(2,532)
BlackRock International Opportunities Portfolio, Institutional Class	142,655	—	(142,655)	—	—	—		(348,995)	207,482
BlackRock Liquidity Funds, T-Fund, Institutional Class	277,852	—	(225,158)[2]	52,694	$52,694	286		—	(1)
BlackRock Strategic Income Opportunities Portfolio, Class K	41,518	—	(41,518)	—	—	840		4,494	(5,325)
iShares 20+ Year Treasury Bond ETF	—	4,458	(1,290)	3,168	387,605	3,275		(1,500)	5,085
iShares Edge MSCI Min Vol EAFE ETF	—	35,971	(16,640)	19,331	1,300,203	24,136		(4,609)	52,600
iShares Edge MSCI Min Vol USA ETF	—	49,431	(13,310)	36,121	1,747,895	19,313		5,141	146,921
iShares Edge MSCI Multifactor Intl ETF	—	132,300	(18,250)	114,050	2,941,350	23,285		19,332	357,764
iShares Edge MSCI Multifactor USA ETF	—	295,538	(76,500)	219,038	6,172,491	53,259		65,893	475,141
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	8,820	(2,650)	6,170	222,552	1,291		3,830	12,397
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	5,022	(5,022)	—	—	2,572		3,008	—
iShares Global REIT ETF	—	92,970	(14,600)	78,370	1,995,300	52,350		22,785	86,494
iShares International Developed Real Estate ETF	35,454	—	(35,454)	—	—	—		(146,840)	87,384
iShares TIPS Bond ETF	—	2,073	(780)	1,293	148,708	490		42	2,007
iShares U.S. Real Estate ETF	12,941	—	(12,941)	—	—	—		(6,586)	(35,188)
Master Large Cap Growth Portfolio	$2,054,603	—	$(2,054,603)[2,3]	—	—	2,297		179,309	(109,538)
Master Small Cap Index Series	$301,983	—	$(301,983)[2,3]	—	—	307		18,181	(23,764)
S&P 500 Index Master Portfolio	$283,737	—	$(283,737)[2,3]	—	—	593		53,263	(13,834)
SL Liquidity Series, LLC, Money Market Series	992,754	—	(992,754)[2]	—	—	194	[4]	—	—
Total					$14,968,798	$184,566		$(89,747)	$1,337,218

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	39

Schedule of Investments (concluded)	BlackRock LifePath Smart Beta 2040 Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended April 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$25,772	$(7,256)	$105,208	—	$123,724
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$947	$(1,262)	$(60,942)	—	$(61,257)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long							$3,661,199	[1]
Average notional value of contracts — short							$2,359,806	[1]

[1]	Actual amounts for the period are shown due to limited derivative financial instructions as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

      The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$14,379,791	—	—	$14,379,791
Fixed Income Funds[1]	536,313	—	—	536,313
Short-Term Securities	52,694	—	—	52,694

Total	$14,968,798	—	—	$14,968,798

[1]	See above Schedule of Investments for values in each security type.

      During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock LifePath Smart Beta 2045 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 98.2%
iShares Edge MSCI Min Vol EAFE ETF	7,755	$521,601
iShares Edge MSCI Min Vol USA ETF	8,361	404,589
iShares Edge MSCI Multifactor Intl ETF	120,886	3,117,650
iShares Edge MSCI Multifactor USA ETF	193,678	5,457,846
iShares Edge MSCI Multifactor USA Small-Cap ETF	4,500	162,315
iShares Global REIT ETF	69,064	1,758,369

		11,422,370

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 1.2%
iShares 20+ Year Treasury Bond ETF	822	$100,572
iShares TIPS Bond ETF	280	32,203

		132,775

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (b)	27,117	27,117
Total Affiliated Investment Companies (Cost — $10,618,469) — 99.6%		11,582,262
Other Assets Less Liabilities — 0.4%		50,355

Net Assets — 100.0%		$11,632,617

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	41

Schedule of Investments (continued)	BlackRock LifePath Smart Beta 2045 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	61,001	—	(61,001)	—	—	—		$ (22,793)	$ 105,144
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	34,741	—	(34,741)	—	—	—		82,588	(91,968)
BlackRock Commodity Strategies Fund, Institutional Class	78,655	—	(78,655)	—	—	—		(74,556)	64,457
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	39,532	—	(39,532)	—	—	—		(28,372)	28,372
BlackRock Equity Dividend Fund, Class K	39,883	—	(39,883)	—	—	—		73,223	(30,947)
BlackRock Global Long/Short Equity Fund, Class K	36,659	—	(36,659)	—	—	—		(8,431)	9,165
BlackRock Inflation Protected Bond Portfolio, Class K	2,879	—	(2,879)	—	—	$233		(121)	(484)
BlackRock International Opportunities Portfolio, Institutional Class	114,607	1,083	(115,690)	—	—	—		(320,858)	204,466
BlackRock Liquidity Funds, T-Fund, Institutional Class	545,906	—	(518,789)[2]	27,117	$27,117	65		—	—
iShares 20+ Year Treasury Bond ETF	—	1,000	(178)	822	100,572	1,027		(30)	1,585
iShares Edge MSCI Min Vol EAFE ETF	—	13,673	(5,918)	7,755	521,601	9,813		2,379	43,972
iShares Edge MSCI Min Vol USA ETF	—	14,383	(6,022)	8,361	404,589	4,000		2,507	31,234
iShares Edge MSCI Multifactor Intl ETF	—	154,579	(33,693)	120,886	3,117,650	25,954		36,592	379,207
iShares Edge MSCI Multifactor USA ETF	—	256,653	(62,975)	193,678	5,457,846	45,154		37,826	420,415
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	7,000	(2,500)	4,500	162,315	1,031		3,513	9,041
iShares Global REIT ETF	—	85,245	(16,181)	69,064	1,758,369	47,741		19,152	77,871
iShares International Developed Real Estate ETF	30,273	1,144	(31,417)	—	—	—		(124,781)	72,075
iShares TIPS Bond ETF	—	303	(23)	280	32,203	117		(4)	468
iShares U.S. Consumer Goods ETF	544	—	(544)	—	—	—		929	(2,589)
iShares U.S. Industrial ETF	693	—	(693)	—	—	—		13,571	(8,796)
iShares U.S. Real Estate ETF	11,071	299	(11,370)	—	—	—		(16,053)	(19,932)
Master Large Cap Growth Portfolio	$1,479,347	—	$(1,479,347)[2,3]	—	—	1,695		136,071	(81,239)
Master Small Cap Index Series	$ 223,317	—	$(223,317)[2,3]	—	—	238		15,984	(17,733)
S&P 500 Index Master Portfolio	$ 274,807	—	$(274,807)[2,3]	—	—	574		40,645	(13,399)
SL Liquidity Series, LLC, Money Market Series	849,316	—	(849,316)[2]	—	—	34	[4]	—	—
Total					$11,582,262	$137,676		$(131,019)	$1,180,385

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock LifePath Smart Beta 2045 Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended April 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$25,772	$(3,763)	$87,008	—	$109,017
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$947	$(1,824)	$(44,689)	—	$(45,566)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long							$2,436,689	[1]
Average notional value of contracts — short							$1,814,088	[1]

[1]	Actual amounts for the period are shown due to limited derivative financial instructions as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

      The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$11,422,370	—	—	$11,422,370
Fixed Income Funds[1]	132,775	—	—	132,775
Short-Term Securities	27,117	—	—	27,117

Total	$11,582,262	—	—	$11,582,262

[1] See above Schedule of Investments for values in each security type.

        During six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	43

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock LifePath Smart Beta 2050 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 98.3%
iShares Edge MSCI Min Vol EAFE ETF	3,047	$204,941
iShares Edge MSCI Min Vol USA ETF	1,172	56,713
iShares Edge MSCI Multifactor Intl ETF	138,476	3,571,296
iShares Edge MSCI Multifactor USA ETF	226,367	6,379,022
iShares Edge MSCI Multifactor USA Small-Cap ETF	5,100	183,957
iShares Global REIT ETF	78,444	1,997,185

		12,393,114

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 1.0%
iShares 20+ Year Treasury Bond ETF	90	$11,012
iShares Edge U.S. Fixed Income Balanced Risk ETF	1,160	116,487

		127,499

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (b)	7,985	7,985
Total Affiliated Investment Companies (Cost — $11,488,801) — 99.4%		12,528,598
Other Assets Less Liabilities — 0.6%		78,045

Net Assets — 100.0%		$12,606,643

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock LifePath Smart Beta 2050 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	59,553	—	(59,553)	—	—	—		$ (11,868)	$ 88,649
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	40,930	—	(40,930)	—	—	—		77,613	(88,786)
BlackRock Commodity Strategies Fund, Institutional Class	80,377	—	(80,377)	—	—	—		(66,987)	56,936
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	40,335	—	(40,335)	—	—	—		(29,727)	29,774
BlackRock Equity Dividend Fund, Class K	45,958	—	(45,958)	—	—	—		83,239	(35,420)
BlackRock Global Long/Short Equity Fund, Class K	37,406	—	(37,406)	—	—	—		(8,550)	9,351
BlackRock International Opportunities Portfolio, Institutional Class	116,895	—	(116,895)	—	—	—		(316,325)	199,261
BlackRock Liquidity Funds, T-Fund, Institutional Class	58,028	—	(50,043)[2]	7,985	$7,985	$230		—	—
iShares 20+ Year Treasury Bond ETF	—	131	(41)	90	11,012	133		(19)	136
iShares Edge MSCI Min Vol EAFE ETF	—	7,292	(4,245)	3,047	204,941	2,911		3,538	17,849
iShares Edge MSCI Min Vol USA ETF	—	5,334	(4,162)	1,172	56,713	496		1,903	3,514
iShares Edge MSCI Multifactor Intl ETF	—	159,815	(21,339)	138,476	3,571,296	28,182		25,582	434,385
iShares Edge MSCI Multifactor USA ETF	—	270,031	(43,664)	226,367	6,379,022	51,250		22,714	485,323
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	6,900	(1,800)	5,100	183,957	1,046		2,572	10,247
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	1,200	(40)	1,160	116,487	1,080		14	1,784
iShares Global REIT ETF	—	89,294	(10,850)	78,444	1,997,185	51,904		14,588	86,559
iShares International Developed Real Estate ETF	31,365	456	(31,821)	—	—	—		(129,628)	76,257
iShares U.S. Consumer Goods ETF	377	—	(377)	—	—	—		644	(1,795)
iShares U.S. Industrials ETF	656	—	(656)	—	—	—		12,849	(8,325)
iShares U.S. Real Estate ETF	11,368	136	(11,504)	—	—	—		(18,709)	(18,100)
Master Large Cap Growth Portfolio	$1,444,555	—	$(1,444,555)[2,3]	—	—	1,602		88,631	(41,039)
Master Small Cap Index Series	$ 228,143	—	$(228,143)[2,3]	—	—	234		13,740	(18,417)
S&P 500 Index Master Portfolio	$ 334,613	—	$(334,613)[2,3]	—	—	699		40,132	(5,269)
SL Liquidity Series, LLC, Money Market Series	872,098	—	(872,098)[2]	—	—	33	[4]	—	—
Total					$12,528,598	$139,800		$(194,054)	$1,282,874

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	45

Schedule of Investments (concluded)	BlackRock LifePath Smart Beta 2050 Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended April 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$20,045	$(5,126)	$111,508	—	$126,427
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$735	$(462)	$(55,913)	—	$(55,640)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,103,882	[1]
Average notional value of contracts — short	$1,990,026	[1]
[1] Actual amounts for the period are shown due to limited derivative financial instructions as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$12,393,114	—	—	$12,393,114
Fixed Income Funds[1]	127,499	—	—	127,499
Short-Term Securities	7,985	—	—	7,985

Total	$12,528,598	—	—	$12,528,598

[1]	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock LifePath Smart Beta 2055 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 97.5%
iShares Edge MSCI Min Vol EAFE ETF	1,195	$80,376
iShares Edge MSCI Min Vol USA ETF	546	26,421
iShares Edge MSCI Multifactor Intl ETF	47,470	1,224,251
iShares Edge MSCI Multifactor USA ETF	78,217	2,204,155
iShares Edge MSCI Multifactor USA Small-Cap ETF	1,700	61,319
iShares Global REIT ETF	27,319	695,542

		4,292,064

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 1.1%
iShares 20+ Year Treasury Bond ETF	47	$5,750
iShares Edge U.S. Fixed Income Balanced Risk ETF	430	43,181

		48,931

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (b)	20,686	20,686
Total Affiliated Investment Companies (Cost — $4,015,795) — 99.1%		4,361,681
Other Assets Less Liabilities — 0.9%		41,136

Net Assets — 100.0%		$4,402,817

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	47

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta 2055 Fund

Notes to Schedule of Investments

(a)	During the six months ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	16,592	—	(16,592)	—	—	—		$ 3,881	$ 18,519
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	9,781	—	(9,781)	—	—	—		(8,828)	6,187
BlackRock Commodity Strategies Fund, Institutional Class	23,304	—	(23,304)	—	—	—		(14,953)	11,948
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	2,314	—	(2,314)	—	—	—		(1,557)	1,557
BlackRock Equity Dividend Fund, Class K	11,061	—	(11,061)	—	—	—		19,953	(8,229)
BlackRock Global Long/Short Equity Fund, Class K	2,152	—	(2,152)	—	—	—		(495)	538
BlackRock International Opportunities Portfolio, Institutional Class	34,419	557	(34,976)	—	—	—		(88,182)	53,089
BlackRock Liquidity Funds, T-Fund, Institutional Class	335,312	—	(314,626)[2]	20,686	$20,686	$120		—	—
iShares 20+ Year Treasury Bond ETF	—	47	—	47	5,750	52		—	62
iShares Edge MSCI Min Vol EAFE ETF	—	2,065	(870)	1,195	80,376	1,174		736	6,095
iShares Edge MSCI Min Vol USA ETF	—	1,396	(850)	546	26,421	190		491	1,395
iShares Edge MSCI Multifactor Intl ETF	—	51,370	(3,900)	47,470	1,224,251	8,605		2,018	146,538
iShares Edge MSCI Multifactor USA ETF	—	87,327	(9,110)	78,217	2,204,155	16,696		2,404	160,206
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	2,100	(400)	1,700	61,319	319		562	3,416
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	430	—	430	43,181	349		—	622
iShares Global REIT ETF	—	28,939	(1,620)	27,319	695,542	17,000		2,784	27,552
iShares International Developed Real Estate ETF	9,203	456	(9,659)	—	—	—		(44,177)	27,972
iShares U.S. Consumer Goods ETF	396	—	(396)	—	—	—		676	(1,885)
iShares U.S. Financials ETF	317	—	(317)	—	—	—		9,889	(7,714)
iShares U.S. Industrials ETF	335	—	(335)	—	—	—		6,560	(4,252)
iShares U.S. Real Estate ETF	3,366	126	(3,492)	—	—	—		(11,777)	807
iShares U.S. Technology ETF	143	—	(143)	—	—	—		1,586	(1,550)
Master Large Cap Growth Portfolio	$382,542	—	$(382,542)[2,3]	—	—	453		39,292	(25,999)
Master Small Cap Index Series	$ 65,966	—	$ (65,966)[2,3]	—	—	71		15,248	(3,740)
S&P 500 Index Master Portfolio	$ 84,747	—	$ (84,747)[2,3]	—	—	177		10,972	(13,015)
SL Liquidity Series, LLC, Money Market Series	258,204	—	(258,204)[2]	—	—	10	[4]	—	—
Total					$4,361,681	$45,216		$(52,917)	$400,119

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

See Notes to Financial Statements.

48	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock LifePath Smart Beta 2055 Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended April 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$8,590	—	$ 21,690	—	$30,280
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$ 316	—	$(10,663)	—	$(10,347)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$318,015	[1]
Average notional value of contracts — short	$175,938	[1]
[1] Actual amounts for the period are shown due to limited derivative financial instructions as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

      Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

      The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$4,292,064	—	—	$4,292,064
Fixed Income Funds[1]	48,931	—	—	48,931
Short-Term Securities	20,686	—	—	20,686

Total	$4,361,681	—	—	$4,361,681

[1] See above Schedule of Investments for values in each security type.

      During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	49

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)	BlackRock LifePath® Smart Beta Retirement Fund	BlackRock LifePath® Smart Beta 2020 Fund	BlackRock LifePath® Smart Beta 2025 Fund	BlackRock LifePath® Smart Beta 2030 Fund	BlackRock LifePath® Smart Beta 2035 Fund	BlackRock LifePath® Smart Beta 2040 Fund	BlackRock LifePath® Smart Beta 2045 Fund	BlackRock LifePath® Smart Beta 2050 Fund	BlackRock LifePath® Smart Beta 2055 Fund

Assets
Investments at value — affiliated[1]	$16,063,064	$24,455,747	$27,527,925	$23,271,100	$18,430,110	$14,968,798	$11,582,262	$12,528,598	$4,361,681
Receivables:
Investments sold — affiliated	98,157	38,679	—	—	—	—	—	—	—
Securities lending income — affiliated	101	143	142	147	57	160	5	2	—
Capital shares sold	10,696	5,505	54,383	27,926	39,544	21,656	22,053	49,260	16,200
Dividends — affiliated	21	21	54	33	27	24	19	15	10
From the Manager	18,132	28,456	30,625	29,719	30,474	29,631	29,667	31,656	27,806
Prepaid expenses	52,398	52,824	52,796	52,503	52,422	52,406	52,389	52,748	45,550

Total assets	16,242,569	24,581,375	27,665,925	23,381,428	18,552,634	15,072,675	11,686,395	12,662,279	4,451,247

Liabilities
Payables:
Investments purchased — affiliated	117,567	60,768	136,984	45,063	10,352	24,329	5,101	—	13,744
Capital shares redeemed	33,471	1	1,384	3,813	10	23,171	10	3,606	—
Custodian fees	11,558	11,653	11,579	10,910	11,553	11,606	11,520	11,624	10,948
Officer’s and Trustees’ fees	—	5,953	2,289	5,945	—	—	—	—	—
Other accrued expenses	3,045	4,550	4,337	4,148	3,157	3,242	2,911	3,006	2,508
Other affiliates	136	—	78	18	—	7	—	—	—
Printing fees	13,060	17,633	14,439	14,509	10,275	10,669	6,937	6,745	2,253
Professional fees	13,091	24,157	20,170	21,843	15,734	15,302	14,633	14,551	16,708
Service and distribution fees	3,624	5,964	6,765	5,397	4,408	3,725	3,054	3,266	524
Transfer agent fees	10,636	14,494	15,877	10,787	11,940	10,456	9,612	12,838	1,745

Total liabilities	206,188	145,173	213,902	122,433	67,429	102,507	53,778	55,636	48,430

Net Assets	$16,036,381	$24,436,202	$27,452,023	$23,258,995	$18,485,205	$14,970,168	$11,632,617	$12,606,643	$4,402,817

Net Assets Consist of
Paid-in capital	$15,392,689	$22,973,292	$25,637,277	$21,448,864	$17,051,899	$13,826,537	$10,730,083	$11,664,178	$4,079,236
Undistributed (distributions in excess of) net investment income	(49,512)	(15,119)	50,524	12,516	12,330	13,496	7,540	4,215	8,035
Accumulated net realized gain (loss)	(50,537)	120,838	(12,633)	180,175	19,798	(8,273)	(68,799)	(101,547)	(30,340)
Net unrealized appreciation (depreciation)	743,741	1,357,191	1,776,855	1,617,440	1,401,178	1,138,408	963,793	1,039,797	345,886

Net Assets	$16,036,381	$24,436,202	$27,452,023	$23,258,995	$18,485,205	$14,970,168	$11,632,617	$12,606,643	$4,402,817

[1] Investments at cost — affiliated	$15,319,323	$23,098,556	$25,751,070	$21,653,660	$17,028,932	$13,830,390	$10,618,469	$11,488,801	$4,015,795

See Notes to Financial Statements.

50	BLACKROCK FUNDS II	APRIL 30, 2017

Statements of Assets and Liabilities (concluded)

April 30, 2017 (Unaudited)	BlackRock LifePath® Smart Beta Retirement Fund	BlackRock LifePath® Smart Beta 2020 Fund	BlackRock LifePath® Smart Beta 2025 Fund	BlackRock LifePath® Smart Beta 2030 Fund	BlackRock LifePath® Smart Beta 2035 Fund	BlackRock LifePath® Smart Beta 2040 Fund	BlackRock LifePath® Smart Beta 2045 Fund	BlackRock LifePath® Smart Beta 2050 Fund	BlackRock LifePath® Smart Beta 2055 Fund

Net Asset Value
Institutional
Net assets	$1,306,479	$136,951	$68,439	$423,190	$44,262	$79,720	$107,857	$57,381	$28,041

Shares outstanding[1]	126,675	12,945	6,527	42,319	4,166	7,738	9,454	5,396	2,521

Net asset value	$10.31	$10.58	$10.49	$10.00	$10.62	$10.30	$11.41	$10.63	$11.12

Investor A
Net assets	$9,392,595	$14,433,092	$14,506,644	$13,811,081	$9,335,383	$8,061,234	$5,714,998	$6,606,514	$515,638

Shares outstanding[1]	917,541	1,378,203	1,392,285	1,392,860	886,639	790,310	508,608	628,520	46,571

Net asset value	$10.24	$10.47	$10.42	$9.92	$10.53	$10.20	$11.24	$10.51	$11.07

Class K
Net assets	$640,943	$1,622,313	$2,280,993	$1,553,107	$1,907,141	$1,083,150	$499,733	$445,504	$2,637,786

Shares outstanding[1]	62,138	153,740	217,378	155,165	179,575	105,124	43,747	41,828	236,950

Net asset value	$10.31	$10.55	$10.49	$10.01	$10.62	$10.30	$11.42	$10.65	$11.13

Class R
Net assets	$4,696,364	$8,243,846	$10,595,947	$7,471,617	$7,198,419	$5,746,064	$5,310,029	$5,497,244	$1,221,352

Shares outstanding[1]	458,293	793,920	1,024,633	756,535	689,699	565,746	476,685	525,365	110,917

Net asset value	$10.25	$10.38	$10.34	$9.88	$10.44	$10.16	$11.14	$10.46	$11.01

[1]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	51

Statements of Operations

Six Months Ended April 30, 2017 (Unaudited)	BlackRock LifePath® Smart Beta Retirement Fund	BlackRock LifePath® Smart Beta 2020 Fund	BlackRock LifePath® Smart Beta 2025 Fund	BlackRock LifePath® Smart Beta 2030 Fund	BlackRock LifePath® Smart Beta 2035 Fund	BlackRock LifePath® Smart Beta 2040 Fund	BlackRock LifePath® Smart Beta 2045 Fund	BlackRock LifePath® Smart Beta 2050 Fund	BlackRock LifePath® Smart Beta 2055 Fund

Investment Income
Dividends — affiliated	$200,648	$306,312	$339,908	$274,760	$227,264	$181,175	$135,135	$137,232	$44,505
Securities lending — affiliated — net	103	153	166	177	88	194	34	33	10
Net investment income allocated from the affiliated Master Portfolios:
Income	13,164	20,937	15,513	11,315	6,287	3,197	2,507	2,535	701
Expenses	(1,028)	(1,677)	(1,816)	(1,026)	(751)	(538)	(398)	(380)	(106)

Total income	212,887	325,725	353,771	285,226	232,888	184,028	137,278	139,420	45,110

Fund Expenses
Registration	27,717	28,222	27,931	27,914	27,680	27,691	27,692	27,724	30,173
Professional	26,990	20,731	20,897	21,318	23,536	22,181	24,007	24,810	26,489
Service and distribution — class specific	23,718	39,666	43,341	32,993	28,554	24,184	19,803	20,708	3,236
Transfer agent — class specific	13,833	20,410	20,724	15,300	16,441	14,754	13,237	18,843	2,995
Printing	10,382	10,570	12,122	14,135	13,558	13,110	12,264	11,998	8,966
Custodian	6,065	6,137	6,067	5,866	6,056	6,091	6,047	6,105	5,897
Accounting services	3,634	4,495	4,667	4,164	3,082	3,508	3,197	3,251	2,425
Administration	3,448	5,252	5,644	4,576	3,802	3,149	2,487	2,603	847
Officer and Trustees	3,029	8,438	9,374	8,414	3,045	3,025	2,994	2,997	2,925
Administration — class specific	1,623	2,480	2,657	2,151	1,790	1,483	1,172	1,224	397
Miscellaneous	5,384	5,442	5,423	5,406	5,382	5,366	5,349	5,349	5,202

Total expenses	125,823	151,843	158,847	142,237	132,926	124,542	118,249	125,612	89,552
Less:
Administration fees waived	(3,448)	(5,252)	(5,644)	(4,576)	(3,802)	(3,149)	(2,487)	(2,603)	(847)
Administration fees waived — class specific	(1,509)	(2,480)	(2,657)	(2,151)	(1,790)	(1,483)	(1,172)	(1,224)	(397)
Transfer agent fees waived and/or reimbursed — class specific	(6,754)	(9,162)	(9,054)	(5,797)	(8,916)	(8,306)	(8,094)	(13,320)	(2,261)
Expenses reimbursed by the Manager	(83,201)	(84,035)	(86,481)	(87,217)	(82,339)	(80,972)	(81,550)	(82,234)	(82,077)

Total expenses after fees waived and/or reimbursed	30,911	50,914	55,011	42,496	36,079	30,632	24,946	26,231	3,970

Net investment income	181,976	274,811	298,760	242,730	196,809	153,396	112,332	113,189	41,140

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — affiliated	(80,033)	(251,464)	(379,184)	(296,022)	(339,126)	(340,499)	(323,719)	(336,557)	(118,429)
Allocation from the affiliated Master Portfolios	165,220	360,906	303,284	384,397	180,925	250,752	192,700	142,503	65,512
Futures contracts	50,790	149,526	135,360	157,606	117,957	123,724	109,017	126,427	30,280

	135,977	258,968	59,460	245,981	(40,244)	33,977	(22,002)	(67,627)	(22,637)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	829,049	1,644,665	2,149,098	1,852,781	1,742,965	1,484,354	1,292,756	1,347,599	442,873
Allocation from the affiliated Master Portfolios	(206,794)	(387,109)	(261,650)	(312,005)	(78,705)	(147,136)	(112,371)	(64,725)	(42,754)
Futures contracts	(43,207)	(85,982)	(77,362)	(85,077)	(68,207)	(61,257)	(45,566)	(55,640)	(10,347)

	579,048	1,171,574	1,810,086	1,455,699	1,596,053	1,275,961	1,134,819	1,227,234	389,772

Net realized and unrealized gain	715,025	1,430,542	1,869,546	1,701,680	1,555,809	1,309,938	1,112,817	1,159,607	367,135

Net Increase in Net Assets Resulting from Operations	$897,001	$1,705,353	$2,168,306	$1,944,410	$1,752,618	$1,463,334	$1,225,149	$1,272,796	$408,275

See Notes to Financial Statements.

52	BLACKROCK FUNDS II	APRIL 30, 2017

Statements of Changes in Net Assets

	BlackRock LifePath® Smart Beta Retirement Fund		BlackRock LifePath® Smart Beta 2020 Fund		BlackRock LifePath® Smart Beta 2025 Fund
Decrease in Net Assets:	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Operations
Net investment income	$181,976	$338,103	$274,811	$442,811	$298,760	$348,976
Net realized gain (loss)	135,977	(90,713)	258,968	161,165	59,460	214,119
Net change in unrealized appreciation (depreciation)	579,048	342,477	1,171,574	248,389	1,810,086	165,648

Net increase in net assets resulting from operations	897,001	589,867	1,705,353	852,365	2,168,306	728,743

Distributions to Shareholders[1]
From net investment income:
Institutional	(25,458)	(30,665)	(1,859)	(1,197)	(1,332)	(575)
Investor A	(201,450)	(310,201)	(293,936)	(356,639)	(242,208)	(233,429)
Class K	(18,322)	(22,072)	(18,568)	(29,419)	(34,259)	(35,155)
Class R	(79,770)	(144,267)	(135,638)	(187,748)	(152,203)	(130,843)
From net realized gain:
Institutional	—	(41,856)	(234)	(2,739)	(677)	(2,358)
Investor A	—	(486,744)	(39,808)	(947,671)	(143,511)	(1,085,319)
Class K	—	(29,776)	(2,091)	(64,105)	(16,738)	(129,953)
Class R	—	(248,104)	(22,240)	(558,135)	(104,768)	(737,180)

Decrease in net assets resulting from distributions to shareholders	(325,000)	(1,313,685)	(514,374)	(2,147,653)	(695,696)	(2,354,812)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(1,995,004)	(2,055,062)	(3,614,414)	(4,319,503)	(1,696,914)	1,172,212

Net Assets
Total decrease in net assets	(1,423,003)	(2,778,880)	(2,423,435)	(5,614,791)	(224,304)	(453,857)
Beginning of period	17,459,384	20,238,264	26,859,637	32,474,428	27,676,327	28,130,184

End of period	$16,036,381	$17,459,384	$24,436,202	$26,859,637	$27,452,023	$27,676,327

Undistributed (distributions in excess of) net investment income, end of period	$(49,512)	$93,512	$(15,119)	$160,071	$50,524	$181,766

[1]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	53

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Smart Beta 2030 Fund		BlackRock LifePath® Smart Beta 2035 Fund		BlackRock LifePath® Smart Beta 2040 Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Operations
Net investment income	$242,730	$285,472	$196,809	$183,156	$153,396	$142,250
Net realized gain (loss)	245,981	233,611	(40,244)	322,981	33,977	302,142
Net change in unrealized appreciation (depreciation)	1,455,699	42,333	1,596,053	(52,171)	1,275,961	(128,064)

Net increase in net assets resulting from operations	1,944,410	561,416	1,752,618	453,966	1,463,334	316,328

Distributions to Shareholders[1]
From net investment income:
Institutional	(5,697)	(2,703)	(1,299)	(1,625)	(1,476)	(1,884)
Investor A	(207,539)	(255,615)	(128,063)	(165,329)	(97,852)	(142,149)
Class K	(44,209)	(35,890)	(32,428)	(26,791)	(19,924)	(24,636)
Class R	(92,555)	(130,793)	(88,211)	(96,255)	(55,748)	(106,332)
From net realized gain:
Institutional	(3,531)	(10,823)	(1,289)	(5,032)	(2,179)	(7,444)
Investor A	(152,187)	(1,238,861)	(152,003)	(617,450)	(176,317)	(702,522)
Class K	(26,271)	(138,934)	(30,238)	(79,012)	(27,524)	(92,098)
Class R	(85,146)	(720,646)	(123,392)	(416,593)	(135,050)	(562,834)

Decrease in net assets resulting from distributions to shareholders	(617,135)	(2,534,265)	(556,923)	(1,408,087)	(516,070)	(1,639,899)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(483,599)	(2,803,552)	(1,646,102)	94,932	(2,274,269)	(488,064)

Net Assets
Total increase (decrease) in net assets	843,676	(4,776,401)	(450,407)	(859,189)	(1,327,005)	(1,811,635)
Beginning of period	22,415,319	27,191,720	18,935,612	19,794,801	16,297,173	18,108,808

End of period	$23,258,995	$22,415,319	$18,485,205	$18,935,612	$14,970,168	$16,297,173

Undistributed net investment income, end of period	$12,516	$119,786	$12,330	$65,522	$13,496	$35,100

[1]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

54	BLACKROCK FUNDS II	APRIL 30, 2017

Statements of Changes in Net Assets (concluded)

	BlackRock LifePath® Smart Beta 2045 Fund		BlackRock LifePath® Smart Beta 2050 Fund		BlackRock LifePath® Smart Beta 2055 Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Operations
Net investment income	$112,332	$92,785	$113,189	$90,904	$41,140	$32,055
Net realized gain (loss)	(22,002)	263,530	(67,627)	233,650	(22,637)	62,984
Net change in unrealized appreciation (depreciation)	1,134,819	(122,850)	1,227,234	(87,973)	389,772	(3,593)

Net increase in net assets resulting from operations	1,225,149	233,465	1,272,796	236,581	408,275	91,446

Distributions to Shareholders[1]
From net investment income:
Institutional	(1,255)	(1,169)	(2,986)	(2,642)	(332)	(347)
Investor A	(64,566)	(85,716)	(74,595)	(78,671)	(6,080)	(3,058)
Class K	(12,861)	(13,582)	(12,079)	(11,003)	(31,500)	(30,981)
Class R	(41,319)	(74,533)	(45,340)	(62,684)	(9,089)	(5,614)
From net realized gain:
Institutional	(2,013)	(4,600)	(4,328)	(10,238)	(447)	(1,990)
Investor A	(128,899)	(407,284)	(132,168)	(374,665)	(9,507)	(21,270)
Class K	(19,405)	(50,421)	(16,461)	(40,061)	(39,258)	(163,488)
Class R	(112,918)	(414,414)	(105,400)	(353,393)	(17,070)	(38,006)

Decrease in net assets resulting from distributions to shareholders	(383,236)	(1,051,719)	(393,357)	(933,357)	(113,283)	(264,754)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(1,938,968)	406,052	(659,089)	284,268	345,877	954,505

Net Assets
Total increase (decrease) in net assets	(1,097,055)	(412,202)	220,350	(412,508)	640,869	781,197
Beginning of period	12,729,672	13,141,874	12,386,293	12,798,801	3,761,948	2,980,751

End of period	$11,632,617	$12,729,672	$12,606,643	$12,386,293	$4,402,817	$3,761,948

Undistributed net investment income, end of period	$7,540	$15,209	$4,215	$26,026	$8,035	$13,896

[1]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	55

Financial Highlights	BlackRock LifePath® Smart Beta Retirement Fund

	Institutional					Investor A
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,			Period November 27, 2012[1] to October 31, 2013	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 9.98	$10.35	$11.33	$11.41	$10.72	$ 9.89	$10.25	$11.23	$11.32	$10.63	$10.28

Net investment income[2]	0.12	0.21	0.17	0.23	0.23	0.11	0.18	0.15	0.21	0.24	0.26
Net realized and unrealized gain (loss)	0.44	0.14	(0.18)	0.48	0.90	0.44	0.14	(0.19)	0.47	0.85	0.70

Net increase (decrease) from investment operations	0.56	0.35	(0.01)	0.71	1.13	0.55	0.32	(0.04)	0.68	1.09	0.96

Distributions:[3]
From net investment income	(0.23)	(0.30)	(0.39)	(0.27)	(0.18)	(0.20)	(0.26)	(0.36)	(0.25)	(0.14)	(0.28)
From net realized gain	—	(0.42)	(0.58)	(0.52)	(0.26)	—	(0.42)	(0.58)	(0.52)	(0.26)	(0.33)

Total distributions	(0.23)	(0.72)	(0.97)	(0.79)	(0.44)	(0.20)	(0.68)	(0.94)	(0.77)	(0.40)	(0.61)

Net asset value, end of period	$10.31	$9.98	$10.35	$11.33	$11.41	$10.24	$9.89	$10.25	$11.23	$11.32	$10.63

Total Return[4]
Based on net asset value	5.76%[5]	3.67%	(0.13)%	6.61%	10.93%[5]	5.66%[5]	3.39%	(0.42)%	6.38%	10.59%	9.96%

Ratios to Average Net Assets
Total expenses[6]	1.25%[7]	1.25%	1.53%	1.21%	1.69%[7]	1.50%[7]	1.63%	1.63%	1.27%	1.58%	1.69%

Total expenses after fees waived and/or reimbursed[6]	0.07%[7]	0.15%	0.12%	0.22%	0.31%[7]	0.36%[7]	0.44%	0.42%	0.47%	0.56%	0.73%

Net investment income[6]	2.51%[7]	2.14%	1.58%	2.09%	2.58%[7]	2.30%[7]	1.83%	1.43%	1.92%	2.22%	2.50%

Supplemental Data
Net assets, end of period (000)	$1,306	$1,072	$991	$119	$ 51	$9,393	$10,138	$12,179	$17,321	$15,076	$9,189

Portfolio turnover rate	112%	34%	41%	42%	97%[8]	112%	34%	41%	42%	97%	87%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014	2013	2012
Investments in underlying funds	0.26%	0.60%	0.54%	0.42%	0.28%	0.33%

[7]	Annualized.

[8]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

56	BLACKROCK FUNDS II	APRIL 30, 2017

Financial Highlights (concluded)	BlackRock LifePath® Smart Beta Retirement Fund

	Class K1						Class R
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,					Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014	2013	2012		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$ 9.99	$10.35	$11.34	$11.42	$10.72	$10.37	$ 9.88	$10.24	$11.23	$11.31	$10.62	$10.26

Net investment income[2]	0.13	0.21	0.19	0.25	0.26	0.30	0.10	0.15	0.12	0.19	0.22	0.23
Net realized and unrealized gain (loss)	0.43	0.15	(0.20)	0.47	0.88	0.70	0.44	0.15	(0.19)	0.46	0.85	0.70

Net increase (decrease) from investment operations	0.56	0.36	(0.01)	0.72	1.14	1.00	0.54	0.30	(0.07)	0.65	1.07	0.93

Distributions:[3]
From net investment income	(0.24)	(0.30)	(0.40)	(0.28)	(0.18)	(0.32)	(0.17)	(0.24)	(0.34)	(0.21)	(0.12)	(0.24)
From net realized gain	—	(0.42)	(0.58)	(0.52)	(0.26)	(0.33)	—	(0.42)	(0.58)	(0.52)	(0.26)	(0.33)

Total distributions	(0.24)	(0.72)	(0.98)	(0.80)	(0.44)	(0.65)	(0.17)	(0.66)	(0.92)	(0.73)	(0.38)	(0.57)

Net asset value, end of period	$10.31	$9.99	$10.35	$11.34	$11.42	$10.72	$10.25	$9.88	$10.24	$11.23	$11.31	$10.62

Total Return[4]
Based on net asset value	5.70%[5]	3.81%	(0.13)%	6.74%	11.03%	10.31%	5.51%[5]	3.14%	(0.66)%	6.12%	10.42%	9.59%

Ratios to Average Net Assets
Total expenses[6]	1.31%[7]	1.28%	1.29%	0.92%	1.30%	1.50%	1.82%[7]	1.94%	1.95%	1.56%	1.86%	1.91%

Total expenses after fees waived and/or reimbursed[6]	0.01%[7]	0.09%	0.07%	0.12%	0.20%	0.28%	0.60%[7]	0.68%	0.66%	0.71%	0.80%	0.96%

Net investment income[6]	2.56%[7]	2.15%	1.75%	2.26%	2.45%	2.88%	2.01%[7]	1.58%	1.17%	1.67%	2.06%	2.21%

Supplemental Data
Net assets, end of period (000)	$ 641	$806	$752	$608	$521	$139	$4,696	$5,444	$6,317	$6,169	$5,983	$8,177

Portfolio turnover rate	112%	34%	41%	42%	97%	87%	112%	34%	41%	42%	97%	87%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended (April 30, 2017 Unaudited)	Year Ended October 31,
		2016	2015	2014	2013	2012
Investments in underlying funds	0.26%	0.60%	0.54%	0.42%	0.28%	0.33%

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	57

Financial Highlights	BlackRock LifePath® Smart Beta 2020 Fund

	Institutional					Investor A
	Six Months Ended April 30,				Period November 27, 2012[1]	Six Months Ended April 30,
	2017 (Unaudited)	Year Ended October 31,			to October 31, 2013	2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.09	$10.47	$11.23	$11.47	$10.57	$9.99	$10.37	$11.15	$11.40	$10.49	$10.08

Net investment income[2]	0.11	0.15	0.18	0.21	0.10	0.12	0.15	0.13	0.19	0.23	0.24
Net realized and unrealized gain (loss)	0.62	0.19	(0.17)	0.53	1.23	0.58	0.16	(0.14)	0.51	1.07	0.71

Net increase (decrease) from investment operations	0.73	0.34	0.01	0.74	1.33	0.70	0.31	(0.01)	0.70	1.30	0.95

Distributions:[3]
From net investment income	(0.21)	(0.22)	(0.29)	(0.32)	(0.17)	(0.19)	(0.19)	(0.29)	(0.29)	(0.13)	(0.25)
From net realized gain	(0.03)	(0.50)	(0.48)	(0.66)	(0.26)	(0.03)	(0.50)	(0.48)	(0.66)	(0.26)	(0.29)

Total distributions	(0.24)	(0.72)	(0.77)	(0.98)	(0.43)	(0.22)	(0.69)	(0.77)	(0.95)	(0.39)	(0.54)

Net asset value, end of period	$10.58	$10.09	$10.47	$11.23	$11.47	$10.47	$9.99	$10.37	$11.15	$11.40	$10.49

Total Return[4]
Based on net asset value	7.28%[5]	3.52%	0.11%	6.90%	13.05%[5]	7.09%[5]	3.24%	(0.13)%	6.56%	12.83%	9.98%

Ratios to Average Net Assets
Total expenses[6]	0.95%[7]	1.08%	1.08%	0.95%	1.85%[7]	1.18%[7]	1.37%	1.11%	1.18%	1.42%	1.54%

Total expenses after fees waived and/or reimbursed[6]	0.11%[7]	0.20%	0.17%	0.21%	0.30%[7]	0.36%[7]	0.45%	0.42%	0.46%	0.54%	0.72%

Net investment income[6]	2.20%[7]	1.56%	1.69%	1.85%	2.54%[7]	2.33%[7]	1.55%	1.27%	1.68%	2.10%	2.35%

Supplemental Data
Net assets, end of period (000)	$137	$271	$58	$157	$83	$14,433	$15,719	$19,402	$22,144	$16,884	$11,084

Portfolio turnover rate	125%	30%	45%	41%	91%[8]	125%	30%	45%	41%	91%	68%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	0.26%	0.57%	0.54%	0.46%	0.34%	0.36%

[7]	Annualized.

[8]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

58	BLACKROCK FUNDS II	APRIL 30, 2017

Financial Highlights (concluded)	BlackRock LifePath® Smart Beta 2020 Fund

	Class K1						Class R
	Six Months Ended April 30,						Six Months Ended April 30,
	2017 (Unaudited)	Year Ended October 31,					2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014	2013	2012		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.09	$10.46	$11.25	$11.48	$10.57	$10.16	$9.89	$10.27	$11.06	$11.30	$10.41	$10.01

Net investment income[2]	0.11	0.19	0.17	0.22	0.26	0.28	0.10	0.13	0.11	0.16	0.20	0.21
Net realized and unrealized gain (loss)	0.61	0.17	(0.16)	0.54	1.08	0.71	0.58	0.16	(0.16)	0.52	1.06	0.70

Net increase (decrease) from investment operations	0.72	0.36	0.01	0.76	1.34	0.99	0.68	0.29	(0.05)	0.68	1.26	0.91

Distributions:[3]
From net investment income	(0.23)	(0.23)	(0.32)	(0.33)	(0.17)	(0.29)	(0.16)	(0.17)	(0.26)	(0.26)	(0.11)	(0.22)
From net realized gain	(0.03)	(0.50)	(0.48)	(0.66)	(0.26)	(0.29)	(0.03)	(0.50)	(0.48)	(0.66)	(0.26)	(0.29)

Total distributions	(0.26)	(0.73)	(0.80)	(0.99)	(0.43)	(0.58)	(0.19)	(0.67)	(0.74)	(0.92)	(0.37)	(0.51)

Net asset value, end of period	$10.55	$10.09	$10.46	$11.25	$11.48	$10.57	$10.38	$9.89	$10.27	$11.06	$11.30	$10.41

Total Return[4]
Based on net asset value	7.24%[5]	3.74%	0.11%	7.04%	13.16%	10.41%	6.91%[5]	3.06%	(0.45)%	6.39%	12.50%	9.67%

Ratios to Average Net Assets
Total expenses[6]	0.95%[7]	0.97%	0.75%	0.80%	1.09%	1.25%	1.40%[7]	1.59%	1.38%	1.40%	1.65%	1.75%

Total expenses after fees waived and/or reimbursed[6]	0.01%[7]	0.10%	0.07%	0.11%	0.18%	0.27%	0.60%[7]	0.69%	0.66%	0.70%	0.78%	0.94%

Net investment income[6]	2.16%[7]	1.88%	1.61%	2.01%	2.43%	2.75%	2.04%[7]	1.31%	1.02%	1.46%	1.91%	2.12%

Supplemental Data
Net assets, end of period (000)	$1,622	$1,115	$1,585	$1,396	$946	$594	$8,244	$9,755	$11,429	$9,577	$8,991	$8,771

Portfolio turnover rate	125%	30%	45%	41%	91%	68%	125%	30%	45%	41%	91%	68%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	0.26%	0.57%	0.54%	0.46%	0.34%	0.36%

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	59

Financial Highlights	BlackRock LifePath® Smart Beta 2025 Fund

	Institutional					Investor A
	Six Months Ended April 30,				Period November 27, 2012[1]	Six Months Ended April 30,
	2017 (Unaudited)	Year Ended October 31,			to October 31, 2013	2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$9.95	$10.57	$11.51	$11.26	$10.16	$9.87	$10.50	$11.44	$11.20	$10.09	$9.88

Net investment income[2]	0.13	0.15	0.19	0.18	0.16	0.12	0.13	0.13	0.18	0.20	0.21
Net realized and unrealized gain (loss)	0.70	0.14	(0.20)	0.70	1.29	0.70	0.13	(0.17)	0.66	1.23	0.70

Net increase (decrease) from investment operations	0.83	0.29	(0.01)	0.88	1.45	0.82	0.26	(0.04)	0.84	1.43	0.91

Distributions:[3]
From net investment income	(0.19)	(0.18)	(0.32)	(0.26)	(0.16)	(0.17)	(0.16)	(0.29)	(0.23)	(0.13)	(0.23)
From net realized gain	(0.10)	(0.73)	(0.61)	(0.37)	(0.19)	(0.10)	(0.73)	(0.61)	(0.37)	(0.19)	(0.47)

Total distributions	(0.29)	(0.91)	(0.93)	(0.63)	(0.35)	(0.27)	(0.89)	(0.90)	(0.60)	(0.32)	(0.70)

Net asset value, end of period	$10.49	$9.95	$10.57	$11.51	$11.26	$10.42	$9.87	$10.50	$11.44	$11.20	$10.09

Total Return[4]
Based on net asset value	8.56%[5]	3.06%	(0.16)%	8.05%	14.89%[5]	8.43%[5]	2.76%	(0.43)%	7.79%	14.60%	9.98%

Ratios to Average Net Assets
Total expenses[6]	1.04%[7]	1.29%	0.84%	0.88%	1.84%[7]	1.13%[7]	1.35%	1.20%	1.22%	1.45%	1.82%

Total expenses after fees waived and/or reimbursed[6]	0.12%[7]	0.19%	0.15%	0.20%	0.30%[7]	0.36%[7]	0.44%	0.42%	0.47%	0.54%	0.73%

Net investment income[6]	2.56%[7]	1.52%	1.72%	1.62%	2.38%[7]	2.36%[7]	1.33%	1.17%	1.63%	1.89%	2.13%

Supplemental Data
Net assets, end of period (000)	$68	$68	$34	$437	$30	$14,507	$14,228	$15,324	$16,970	$17,803	$7,932

Portfolio turnover rate	120%	36%	57%	49%	83%[8]	120%	36%	57%	49%	83%	76%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	0.25%	0.61%	0.59%	0.47%	0.37%	0.38%

[7]	Annualized.

[8]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

60	BLACKROCK FUNDS II	APRIL 30, 2017

Financial Highlights (concluded)	BlackRock LifePath® Smart Beta 2025 Fund

	Class K1						Class R
	Six Months Ended April 30,						Six Months Ended April 30,
	2017 (Unaudited)	Year Ended October 31,					2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014	2013	2012		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$9.96	$10.59	$11.53	$11.28	$10.16	$9.95	$9.79	$10.41	$11.36	$11.12	$10.03	$9.80

Net investment income[2]	0.12	0.16	0.15	0.22	0.23	0.25	0.10	0.11	0.10	0.15	0.18	0.18
Net realized and unrealized gain (loss)	0.71	0.14	(0.15)	0.66	1.24	0.70	0.69	0.13	(0.17)	0.66	1.21	0.70

Net increase (decrease) from investment operations	0.83	0.30	0.00	0.88	1.47	0.95	0.79	0.24	(0.07)	0.81	1.39	0.88

Distributions:[3]
From net investment income	(0.20)	(0.20)	(0.33)	(0.26)	(0.16)	(0.27)	(0.14)	(0.13)	(0.27)	(0.20)	(0.11)	(0.18)
From net realized gain	(0.10)	(0.73)	(0.61)	(0.37)	(0.19)	(0.47)	(0.10)	(0.73)	(0.61)	(0.37)	(0.19)	(0.47)

Total distributions	(0.30)	(0.93)	(0.94)	(0.63)	(0.35)	(0.74)	(0.24)	(0.86)	(0.88)	(0.57)	(0.30)	(0.65)

Net asset value, end of period	$10.49	$9.96	$10.59	$11.53	$11.28	$10.16	$10.34	$9.79	$10.41	$11.36	$11.12	$10.03

Total Return[4]
Based on net asset value	8.53%[5]	3.16%	(0.06)%	8.14%	14.99%	10.38%	8.24%[5]	2.60%	(0.69)%	7.58%	14.23%	9.72%

Ratios to Average Net Assets
Total expenses[6]	0.78%[7]	0.97%	0.84%	0.88%	1.21%	1.60%	1.41%[7]	1.64%	1.48%	1.46%	1.72%	2.05%

Total expenses after fees waived and/or reimbursed[6]	0.01%[7]	0.09%	0.07%	0.12%	0.18%	0.25%	0.60%[7]	0.68%	0.66%	0.71%	0.77%	0.96%

Net investment income[6]	2.37%[7]	1.63%	1.36%	1.94%	2.19%	2.57%	2.08%[7]	1.09%	0.95%	1.31%	1.71%	1.87%

Supplemental Data
Net assets, end of period (000)	$2,281	$2,651	$1,860	$570	$478	$184	$10,596	$10,730	$10,912	$12,898	$8,411	$6,593

Portfolio turnover rate	120%	36%	57%	49%	83%	76%	120%	36%	57%	49%	83%	76%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	0.25%	0.61%	0.59%	0.47%	0.37%	0.38%

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	61

Financial Highlights	BlackRock LifePath® Smart Beta 2030 Fund

	Institutional					Investor A
	Six Months Ended April 30,				Period November 27, 2012[1]	Six Months Ended April 30,
	2017 (Unaudited)	Year Ended October 31,			to October 31, 2013	2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$9.44	$10.17	$11.03	$11.18	$9.96	$9.34	$10.07	$10.93	$11.08	$9.87	$9.68

Net investment income[2]	0.12	0.12	0.15	0.18	0.11	0.11	0.11	0.12	0.16	0.19	0.18
Net realized and unrealized gain (loss)	0.75	0.11	(0.14)	0.63	1.49	0.75	0.09	(0.13)	0.63	1.36	0.69

Net increase (decrease) from investment operations	0.87	0.23	0.01	0.81	1.60	0.86	0.20	(0.01)	0.79	1.55	0.87

Distributions:[3]
From net investment income	(0.19)	(0.19)	(0.25)	(0.28)	(0.16)	(0.16)	(0.16)	(0.23)	(0.26)	(0.12)	(0.18)
From net realized gain	(0.12)	(0.77)	(0.62)	(0.68)	(0.22)	(0.12)	(0.77)	(0.62)	(0.68)	(0.22)	(0.50)

Total distributions	(0.31)	(0.96)	(0.87)	(0.96)	(0.38)	(0.28)	(0.93)	(0.85)	(0.94)	(0.34)	(0.68)

Net asset value, end of period	$10.00	$9.44	$10.17	$11.03	$11.18	$9.92	$9.34	$10.07	$10.93	$11.08	$9.87

Total Return[4]
Based on net asset value	9.35%[5]	2.64%	0.07%	7.65%	16.81%[5]	9.33%[5]	2.30%	(0.19)%	7.46%	16.28%	9.72%

Ratios to Average Net Assets
Total expenses[6]	1.04%[7]	1.16%	1.06%	1.09%	1.92%[7]	1.29%[7]	1.39%	1.20%	1.18%	1.41%	1.53%

Total expenses after fees waived and/or reimbursed[6]	0.11%[7]	0.19%	0.17%	0.22%	0.28%[7]	0.36%[7]	0.43%	0.42%	0.47%	0.52%	0.68%

Net investment income[6]	2.43%[7]	1.26%	1.47%	1.64%	2.30%[7]	2.31%[7]	1.18%	1.16%	1.46%	1.83%	1.84%

Supplemental Data
Net assets, end of period (000)	$423	$286	$91	$110	$39	$13,811	$12,222	$16,084	$20,020	$17,115	$9,343

Portfolio turnover rate	122%	34%	67%	66%	92%[8]	122%	34%	67%	66%	92%	73%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	0.27%	0.65%	0.61%	0.50%	0.42%	0.45%

[7]	Annualized.

[8]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

62	BLACKROCK FUNDS II	APRIL 30, 2017

Financial Highlights (concluded)	BlackRock LifePath® Smart Beta 2030 Fund

	Class K1						Class R
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,					Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014	2013	2012		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$ 9.45	$10.18	$11.05	$11.19	$9.96	$9.76	$ 9.28	$10.01	$10.88	$11.02	$9.82	$9.62

Net investment income[2]	0.14	0.14	0.14	0.20	0.21	0.22	0.09	0.08	0.09	0.13	0.18	0.15
Net realized and unrealized gain (loss)	0.74	0.10	(0.13)	0.63	1.40	0.71	0.76	0.10	(0.14)	0.63	1.34	0.70

Net increase (decrease) from investment operations	0.88	0.24	0.01	0.83	1.61	0.93	0.85	0.18	(0.05)	0.76	1.52	0.85

Distributions:[3]
From net investment income	(0.20)	(0.20)	(0.26)	(0.29)	(0.16)	(0.23)	(0.13)	(0.14)	(0.20)	(0.22)	(0.10)	(0.15)
From net realized gain	(0.12)	(0.77)	(0.62)	(0.68)	(0.22)	(0.50)	(0.12)	(0.77)	(0.62)	(0.68)	(0.22)	(0.50)

Total distributions	(0.32)	(0.97)	(0.88)	(0.97)	(0.38)	(0.73)	(0.25)	(0.91)	(0.82)	(0.90)	(0.32)	(0.65)

Net asset value, end of period	$10.01	$9.45	$10.18	$11.05	$11.19	$9.96	$ 9.88	$9.28	$10.01	$10.88	$11.02	$9.82

Total Return[4]
Based on net asset value	9.43%[5]	2.71%	0.07%	7.80%	16.80%	10.24%	9.24%[5]	2.10%	(0.56)%	7.26%	16.01%	9.49%

Ratios to Average Net Assets
Total expenses[6]	0.81%[7]	1.03%	0.85%	0.83%	1.09%	1.22%	1.55%[7]	1.64%	1.46%	1.43%	1.69%	1.77%

Total expenses after fees waived and/or reimbursed[6]	0.01%[7]	0.08%	0.07%	0.12%	0.16%	0.22%	0.60%[7]	0.67%	0.66%	0.71%	0.76%	0.91%

Net investment income[6]	2.91%[7]	1.48%	1.37%	1.80%	2.08%	2.30%	1.98%[7]	0.91%	0.90%	1.19%	1.80%	1.59%

Supplemental Data
Net assets, end of period (000)	$1,553	$2,492	$1,751	$1,143	$1,021	$432	$7,472	$7,415	$9,265	$9,567	$7,634	$9,304

Portfolio turnover rate	122%	34%	67%	66%	92%	73%	122%	34%	67%	66%	92%	73%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014	2013	2012
Investments in underlying funds	0.27%	0.65%	0.61%	0.50%	0.42%	0.45%

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	63

Financial Highlights	BlackRock LifePath® Smart Beta 2035 Fund

	Institutional					Investor A
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,			Period November 27, 2012[1] to October 31, 2013	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014			2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$ 9.96	$10.49	$11.26	$11.34	$10.07	$ 9.86	$10.39	$11.16	$11.25	$9.97	$9.39

Net investment income[2]	0.16	0.11	0.15	0.16	0.13	0.11	0.10	0.11	0.15	0.18	0.14
Net realized and unrealized gain (loss)	0.84	0.11	(0.22)	0.72	1.60	0.87	0.09	(0.21)	0.69	1.52	0.74

Net increase (decrease) from investment operations	1.00	0.22	(0.07)	0.88	1.73	0.98	0.19	(0.10)	0.84	1.70	0.88

Distributions:[3]
From net investment income	(0.17)	(0.18)	(0.21)	(0.23)	(0.22)	(0.14)	(0.15)	(0.18)	(0.20)	(0.18)	(0.12)
From net realized gain	(0.17)	(0.57)	(0.49)	(0.73)	(0.24)	(0.17)	(0.57)	(0.49)	(0.73)	(0.24)	(0.18)

Total distributions	(0.34)	(0.75)	(0.70)	(0.96)	(0.46)	(0.31)	(0.72)	(0.67)	(0.93)	(0.42)	(0.30)

Net asset value, end of period	$10.62	$9.96	$10.49	$11.26	$11.34	$10.53	$9.86	$10.39	$11.16	$11.25	$9.97

Total Return[4]
Based on net asset value	10.27%[5]	2.40%	(0.77)%	8.17%	18.13%[5]	10.17%[5]	2.10%	(1.05)%	7.94%	17.66%	9.71%

Ratios to Average Net Assets
Total expenses[6]	1.22%[7]	1.35%	1.18%	1.40%	2.35%[7]	1.45%[7]	1.54%	1.38%	1.47%	2.08%	2.29%

Total expenses after fees waived and/or reimbursed[6]	0.11%[7]	0.18%	0.18%	0.22%	0.26%[7]	0.36%[7]	0.43%	0.42%	0.47%	0.51%	0.67%

Net investment income[6]	3.10%[7]	1.14%	1.37%	1.47%	2.20%[7]	2.30%[7]	0.99%	1.05%	1.35%	1.74%	1.44%

Supplemental Data
Net assets, end of period (000)	$ 44	$76	$41	$102	$ 30	$9,335	$8,783	$11,053	$11,926	$8,329	$4,794

Portfolio turnover rate	118%	37%	75%	61%	104%[8]	118%	37%	75%	61%	104%	76%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014	2013	2012
Investments in underlying funds	0.28%	0.68%	0.64%	0.50%	0.46%	0.54%

[7]	Annualized.

[8]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

64	BLACKROCK FUNDS II	APRIL 30, 2017

Financial Highlights (concluded)	BlackRock LifePath® Smart Beta 2035 Fund

	Class K1						Class R
	Six Months Ended April 30,						Six Months Ended April 30,
	2017 (Unaudited)	Year Ended October 31,					2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014	2013	2012		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 9.97	$10.49	$11.27	$11.35	$10.07	$9.46	$ 9.77	$10.30	$11.08	$11.18	$9.92	$9.31

Net investment income[2]	0.12	0.12	0.14	0.19	0.20	0.18	0.10	0.07	0.09	0.12	0.16	0.11
Net realized and unrealized gain (loss)	0.88	0.12	(0.22)	0.70	1.54	0.77	0.86	0.10	(0.22)	0.69	1.50	0.75

Net increase (decrease) from investment operations	1.00	0.24	(0.08)	0.89	1.74	0.95	0.96	0.17	(0.13)	0.81	1.66	0.86

Distributions:[3]
From net investment income	(0.18)	(0.19)	(0.21)	(0.24)	(0.22)	(0.16)	(0.12)	(0.13)	(0.16)	(0.18)	(0.16)	(0.07)
From net realized gain	(0.17)	(0.57)	(0.49)	(0.73)	(0.24)	(0.18)	(0.17)	(0.57)	(0.49)	(0.73)	(0.24)	(0.18)

Total distributions	(0.35)	(0.76)	(0.70)	(0.97)	(0.46)	(0.34)	(0.29)	(0.70)	(0.65)	(0.91)	(0.40)	(0.25)

Net asset value, end of period	$10.62	$9.97	$10.49	$11.27	$11.35	$10.07	$10.44	$9.77	$10.30	$11.08	$11.18	$9.92

Total Return[4]
Based on net asset value	10.27%[5]	2.60%	(0.80)%	8.27%	18.01%	10.45%	10.02%[5]	1.89%	(1.28)%	7.65%	17.30%	9.53%

Ratios to Average Net Assets
Total expenses[6]	1.02%[7]	1.11%	0.99%	1.09%	1.70%	1.98%	1.69%[7]	1.78%	1.67%	1.72%	2.36%	2.62%

Total expenses after fees waived and/or reimbursed[6]	0.01%[7]	0.08%	0.07%	0.12%	0.15%	0.18%	0.60%[7]	0.67%	0.66%	0.71%	0.75%	0.91%

Net investment income[6]	2.39%[7]	1.21%	1.29%	1.74%	1.93%	1.87%	2.02%[7]	0.74%	0.86%	1.08%	1.53%	1.20%

Supplemental Data
Net assets, end of period (000)	$1,907	$2,739	$1,327	$878	$719	$234	$7,198	$7,338	$7,374	$8,060	$4,797	$3,248

Portfolio turnover rate	118%	37%	75%	61%	104%	76%	118%	37%	75%	61%	104%	76%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	0.28%	0.68%	0.64%	0.50%	0.46%	0.54%

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	65

Financial Highlights	BlackRock LifePath® Smart Beta 2040 Fund

	Institutional					Investor A
	Six Months Ended April 30,				Period November 27, 2012[1]	Six Months Ended April 30,
	2017 (Unaudited)	Year Ended October 31,			to October 31, 2013	2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 9.70	$10.44	$11.52	$11.48	$ 9.96	$ 9.59	$10.32	$11.40	$ 11.37	$ 9.86	$ 9.50

Net investment income[2]	0.12	0.11	0.14	0.18	0.12	0.10	0.08	0.11	0.15	0.18	0.13
Net realized and unrealized gain (loss)	0.85	0.10	(0.19)	0.75	1.76	0.85	0.10	(0.19)	0.75	1.65	0.73

Net increase (decrease) from investment operations	0.97	0.21	(0.05)	0.93	1.88	0.95	0.18	(0.08)	0.90	1.83	0.86

Distributions:[3]
From net investment income	(0.15)	(0.19)	(0.23)	(0.24)	(0.20)	(0.12)	(0.15)	(0.20)	(0.22)	(0.16)	(0.11)
From net realized gain	(0.22)	(0.76)	(0.80)	(0.65)	(0.16)	(0.22)	(0.76)	(0.80)	(0.65)	(0.16)	(0.39)

Total distributions	(0.37)	(0.95)	(1.03)	(0.89)	(0.36)	(0.34)	(0.91)	(1.00)	(0.87)	(0.32)	(0.50)

Net asset value, end of period	$10.30	$ 9.70	$10.44	$11.52	$11.48	$10.20	$9.59	$10.32	$ 11.40	$ 11.37	$ 9.86

Total Return[4]
Based on net asset value	10.23%[5]	2.33%	(0.61)%	8.49%	19.72%[5]	10.15%[5]	2.05%	(0.87)%	8.25%	19.08%	9.56%

Ratios to Average Net Assets
Total expenses[6]	1.58%[7]	1.49%	1.20%	1.26%	1.94%[7]	1.65%[7]	1.64%	1.36%	1.41%	1.80%	2.05%

Total expenses after fees waived and/or reimbursed[6]	0.11%[7]	0.17%	0.17%	0.22%	0.26%[7]	0.36%[7]	0.42%	0.42%	0.47%	0.51%	0.68%

Net investment income[6]	2.43%[7]	1.10%	1.31%	1.56%	1.81%[7]	2.17%[7]	0.88%	1.06%	1.36%	1.68%	1.38%

Supplemental Data
Net assets, end of period (000)	$ 80	$ 96	$ 102	$ 120	$ 88	$8,061	$7,945	$9,543	$13,008	$11,640	$6,203

Portfolio turnover rate	125%	35%	93%	57%	102%[8]	125%	35%	93%	57%	102%	68%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	0.29%	0.73%	0.69%	0.54%	0.48%	0.51%

[7]	Annualized.

[8]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

66	BLACKROCK FUNDS II	APRIL 30, 2017

Financial Highlights (concluded)	BlackRock LifePath® Smart Beta 2040 Fund

	Class K1						Class R
	Six Months Ended April 30,						Six Months Ended April 30,
	2017 (Unaudited)	Year Ended October 31,					2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014	2013	2012		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 9.70	$10.45	$11.53	$11.48	$ 9.96	$ 9.60	$ 9.53	$10.28	$11.36	$11.32	$ 9.83	$ 9.47

Net investment income[2]	0.12	0.11	0.14	0.18	0.24	0.18	0.09	0.06	0.09	0.12	0.16	0.10
Net realized and unrealized gain (loss)	0.86	0.10	(0.18)	0.77	1.64	0.72	0.85	0.09	(0.19)	0.76	1.63	0.73

Net increase (decrease) from investment operations	0.98	0.21	(0.04)	0.95	1.88	0.90	0.94	0.15	(0.10)	0.88	1.79	0.83

Distributions:[3]
From net investment income	(0.16)	(0.20)	(0.24)	(0.25)	(0.20)	(0.15)	(0.09)	(0.14)	(0.18)	(0.19)	(0.14)	(0.08)
From net realized gain	(0.22)	(0.76)	(0.80)	(0.65)	(0.16)	(0.39)	(0.22)	(0.76)	(0.80)	(0.65)	(0.16)	(0.39)

Total distributions	(0.38)	(0.96)	(1.04)	(0.90)	(0.36)	(0.54)	(0.31)	(0.90)	(0.98)	(0.84)	(0.30)	(0.47)

Net asset value, end of period	$10.30	$ 9.70	$10.45	$11.53	$11.48	$ 9.96	$10.16	$ 9.53	$10.28	$11.36	$11.32	$ 9.83

Total Return[4]
Based on net asset value	10.34%[5]	2.34%	(0.51)%	8.66%	19.49%	10.01%	10.07%[5]	1.73%	(1.09)%	8.06%	18.71%	9.20%

Ratios to Average Net Assets
Total expenses[6]	1.14%[7]	1.21%	0.97%	1.01%	1.46%	1.68%	1.86%[7]	1.88%	1.64%	1.67%	2.10%	2.35%

Total expenses after fees waived and/or reimbursed[6]	0.00%[7]	0.07%	0.07%	0.12%	0.15%	0.18%	0.60%[7]	0.66%	0.66%	0.71%	0.75%	0.91%

Net investment income[6]	2.39%[7]	1.15%	1.33%	1.61%	2.21%	1.81%	1.87%[7]	0.63%	0.83%	1.07%	1.53%	1.09%

Supplemental Data
Net assets, end of period (000)	$1,083	$1,850	$1,162	$ 847	$ 468	$ 401	$5,746	$6,406	$7,303	$7,346	$5,786	$5,211

Portfolio turnover rate	125%	35%	93%	57%	102%	68%	125%	35%	93%	57%	102%	68%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	0.29%	0.73%	0.69%	0.54%	0.48%	0.51%

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	67

Financial Highlights	BlackRock LifePath® Smart Beta 2045 Fund

	Institutional					Investor A
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,			Period November 27, 2012[1] to October 31, 2013	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,

		2016	2015	2014			2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$10.65	$11.36	$12.25	$12.14	$10.38	$10.48	$11.19	$12.08	$11.99	$10.24	$9.55

Net investment income[2]	0.12	0.11	0.16	0.19	0.14	0.11	0.08	0.13	0.15	0.18	0.13
Net realized and unrealized gain (loss)	1.01	0.10	(0.22)	0.78	1.95	1.00	0.09	(0.22)	0.78	1.86	0.82

Net increase (decrease) from investment operations	1.13	0.21	(0.06)	0.97	2.09	1.11	0.17	(0.09)	0.93	2.04	0.95

Distributions:[3]
From net investment income	(0.14)	(0.19)	(0.22)	(0.24)	(0.22)	(0.12)	(0.15)	(0.19)	(0.22)	(0.18)	(0.10)
From net realized gain	(0.23)	(0.73)	(0.61)	(0.62)	(0.11)	(0.23)	(0.73)	(0.61)	(0.62)	(0.11)	(0.16)

Total distributions	(0.37)	(0.92)	(0.83)	(0.86)	(0.33)	(0.35)	(0.88)	(0.80)	(0.84)	(0.29)	(0.26)

Net asset value, end of period	$11.41	$10.65	$11.36	$12.25	$12.14	$11.24	$10.48	$11.19	$12.08	$11.99	$10.24

Total Return[4]
Based on net asset value	10.91%[5]	2.09%	(0.59)%	8.31%	20.95%[5]	10.80%[5]	1.81%	(0.84)%	8.02%	20.45%	10.29%

Ratios to Average Net Assets
Total expenses[6]	1.80%[7]	1.70%	1.64%	1.96%	2.93%[7]	2.00%[7]	1.98%	1.83%	2.00%	2.80%	3.50%

Total expenses after fees waived and/or reimbursed[6]	0.11%[7]	0.17%	0.17%	0.22%	0.25%[7]	0.36%[7]	0.42%	0.42%	0.47%	0.50%	0.70%

Net investment income[6]	2.20%[7]	1.03%	1.41%	1.61%	1.89%[7]	2.04%[7]	0.78%	1.12%	1.29%	1.59%	1.33%

Supplemental Data
Net assets, end of period (000)	$ 108	$ 92	$ 71	$ 72	$ 73	$5,715	$5,808	$6,303	$6,396	$4,944	$2,641

Portfolio turnover rate	120%	32%	80%	72%	101%[8]	120%	32%	80%	72%	101%	103%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2017	Year Ended October 31,

	(Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	0.29%	0.70%	0.67%	0.54%	0.51%	0.49%

[7]	Annualized.

[8]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

68	BLACKROCK FUNDS II	APRIL 30, 2017

Financial Highlights (concluded)	BlackRock LifePath® Smart Beta 2045 Fund

	Class K1						Class R
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,					Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014	2013	2012		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$10.66	$11.37	$12.27	$12.16	$10.38	$ 9.68	$10.37	$11.08	$11.99	$11.90	$10.16	$ 9.48

Net investment income[2]	0.12	0.11	0.17	0.20	0.22	0.18	0.09	0.06	0.10	0.12	0.15	0.11
Net realized and unrealized gain (loss)	1.02	0.11	(0.23)	0.78	1.89	0.82	0.99	0.09	(0.22)	0.77	1.85	0.80

Net increase (decrease) from investment operations	1.14	0.22	(0.06)	0.98	2.11	1.00	1.08	0.15	(0.12)	0.89	2.00	0.91

Distributions:[3]
From net investment income	(0.15)	(0.20)	(0.23)	(0.25)	(0.22)	(0.14)	(0.08)	(0.13)	(0.18)	(0.18)	(0.15)	(0.07)
From net realized gain	(0.23)	(0.73)	(0.61)	(0.62)	(0.11)	(0.16)	(0.23)	(0.73)	(0.61)	(0.62)	(0.11)	(0.16)

Total distributions	(0.38)	(0.93)	(0.84)	(0.87)	(0.33)	(0.30)	(0.31)	(0.86)	(0.79)	(0.80)	(0.26)	(0.23)

Net asset value, end of period	$11.42	$10.66	$11.37	$12.27	$12.16	$10.38	$11.14	$10.37	$11.08	$11.99	$11.90	$10.16

Total Return[4]
Based on net asset value	11.00%[5]	2.19%	(0.57)%	8.38%	20.92%	10.76%	10.69%[5]	1.60%	(1.11)%	7.79%	20.14%	9.92%

Ratios to Average Net Assets
Total expenses[6]	1.34%[7]	1.53%	1.38%	1.60%	2.42%	3.17%	2.18%[7]	2.14%	2.05%	2.20%	3.04%	3.78%

Total expenses after fees waived and/or reimbursed[6]	0.01%[7]	0.07%	0.07%	0.12%	0.14%	0.20%	0.60%[7]	0.66%	0.66%	0.70%	0.74%	0.94%

Net investment income[6]	2.22%[7]	1.06%	1.48%	1.65%	1.95%	1.82%	1.73%[7]	0.56%	0.90%	1.00%	1.39%	1.10%

Supplemental Data
Net assets, end of period (000)	$ 500	$1,558	$ 691	$ 589	$ 404	$ 222	$5,310	$5,272	$6,078	$6,527	$3,447	$2,526

Portfolio turnover rate	120%	32%	80%	72%	101%	103%	120%	32%	80%	72%	101%	103%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014	2013	2012
Investments in underlying funds	0.29%	0.70%	0.67%	0.54%	0.51%	0.49%

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	69

Financial Highlights	BlackRock LifePath® Smart Beta 2050 Fund

	Institutional					Investor A
	Six Months Ended April 30,				Period November 27, 2012[1]	Six Months Ended April 30,
	2017 (Unaudited)	Year Ended October 31,			to October 31, 2013	2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 9.93	$10.53	$11.31	$11.11	$ 9.45	$ 9.80	$10.40	$11.18	$11.00	$ 9.35	$ 8.99

Net investment income[2]	0.11	0.10	0.15	0.16	0.13	0.10	0.07	0.11	0.14	0.15	0.12
Net realized and unrealized gain (loss)	0.94	0.08	(0.20)	0.77	1.87	0.94	0.08	(0.19)	0.75	1.80	0.70

Net increase (decrease) from investment operations	1.05	0.18	(0.05)	0.93	2.00	1.04	0.15	(0.08)	0.89	1.95	0.82

Distributions:[3]
From net investment income	(0.14)	(0.16)	(0.19)	(0.21)	(0.20)	(0.12)	(0.13)	(0.16)	(0.19)	(0.16)	(0.10)
From net realized gain	(0.21)	(0.62)	(0.54)	(0.52)	(0.14)	(0.21)	(0.62)	(0.54)	(0.52)	(0.14)	(0.36)

Total distributions	(0.35)	(0.78)	(0.73)	(0.73)	(0.34)	(0.33)	(0.75)	(0.70)	(0.71)	(0.30)	(0.46)

Net asset value, end of period	$10.63	$9.93	$10.53	$11.31	$11.11	$10.51	$ 9.80	$10.40	$11.18	$11.00	$ 9.35

Total Return[4]
Based on net asset value	10.80%[5]	1.92%	(0.54)%	8.69%	22.07%[5]	10.76%[5]	1.63%	(0.79)%	8.38%	21.47%	9.69%

Ratios to Average Net Assets
Total expenses[6]	1.66%[7]	1.76%	1.58%	1.91%	3.16%[7]	2.07%[7]	2.15%	1.98%	2.27%	3.40%	4.42%

Total expenses after fees waived and/or reimbursed[6]	0.11%[7]	0.17%	0.17%	0.24%	0.24%[7]	0.36%[7]	0.42%	0.42%	0.48%	0.49%	0.68%

Net investment income[6]	2.19%[7]	1.01%	1.36%	1.49%	1.60%[7]	1.93%[7]	0.78%	1.07%	1.23%	1.52%	1.35%

Supplemental Data
Net assets, end of period (000)	$ 57	$ 206	$ 172	$ 180	$ 136	$6,607	$6,110	$6,215	$5,965	$4,009	$2,000

Portfolio turnover rate	112%	36%	77%	68%	93%[8]	112%	36%	77%	68%	93%	81%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	0.30%	0.71%	0.66%	0.50%	0.54%	0.53%

[7]	Annualized.

[8]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

70	BLACKROCK FUNDS II	APRIL 30, 2017

Financial Highlights (concluded)	BlackRock LifePath® Smart Beta 2050 Fund

	Class K1						Class R
	Six Months Ended April 30,						Six Months Ended April 30,
	2017 (Unaudited)	Year Ended October 31,					2017 (Unaudited)	Year Ended October 31,
		2016	2015	2014	2013	2012		2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$ 9.94	$10.54	$11.32	$11.12	$ 9.45	$ 9.08	$ 9.74	$10.35	$11.14	$10.96	$ 9.31	$ 8.95

Net investment income[2]	0.13	0.11	0.16	0.17	0.18	0.17	0.08	0.05	0.09	0.10	0.14	0.10
Net realized and unrealized gain (loss)	0.94	0.08	(0.20)	0.77	1.83	0.70	0.94	0.07	(0.19)	0.76	1.79	0.69

Net increase (decrease) from investment operations	1.07	0.19	(0.04)	0.94	2.01	0.87	1.02	0.12	(0.10)	0.86	1.93	0.79

Distributions:[3]
From net investment income	(0.15)	(0.17)	(0.20)	(0.22)	(0.20)	(0.14)	(0.09)	(0.11)	(0.15)	(0.16)	(0.14)	(0.07)
From net realized gain	(0.21)	(0.62)	(0.54)	(0.52)	(0.14)	(0.36)	(0.21)	(0.62)	(0.54)	(0.52)	(0.14)	(0.36)

Total distributions	(0.36)	(0.79)	(0.74)	(0.74)	(0.34)	(0.50)	(0.30)	(0.73)	(0.69)	(0.68)	(0.28)	(0.43)

Net asset value, end of period	$10.65	$ 9.94	$10.54	$11.32	$11.12	$ 9.45	$10.46	$ 9.74	$10.35	$11.14	$10.96	$ 9.31

Total Return[4]
Based on net asset value	10.99%[5]	2.02%	(0.44)%	8.76%	21.94%	10.20%	10.62%[5]	1.33%	(0.98)%	8.10%	21.31%	9.32%

Ratios to Average Net Assets
Total expenses[6]	1.19%[7]	1.59%	1.40%	1.73%	2.82%	3.86%	2.16%[7]	2.26%	2.11%	2.45%	3.66%	4.72%

Total expenses after fees waived and/or reimbursed[6]	0.01%[7]	0.07%	0.07%	0.13%	0.13%	0.18%	0.60%[7]	0.65%	0.66%	0.72%	0.73%	0.92%

Net investment income[6]	2.55%[7]	1.08%	1.44%	1.55%	1.76%	1.88%	1.65%[7]	0.55%	0.86%	0.93%	1.37%	1.12%

Supplemental Data
Net assets, end of period (000)	$ 446	$ 996	$ 669	$ 551	$ 344	$ 137	$5,497	$5,074	$5,743	$5,811	$2,626	$2,165

Portfolio turnover rate	112%	36%	77%	68%	93%	81%	112%	36%	77%	68%	93%	81%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	0.30%	0.71%	0.66%	0.50%	0.54%	0.53%

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	71

Financial Highlights	BlackRock LifePath® Smart Beta 2055 Fund

	Institutional					Investor A
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,			Period February 28, 2013[1] to October 31, 2013	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,			Period February 28, 2013[1] to October 31, 2013
		2016	2015	2014			2016	2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$10.35	$11.09	$12.11	$11.43	$10.00	$10.29	$11.04	$12.06	$11.42	$10.00

Net investment income[2]	0.11	0.11	0.15	0.19	0.08	0.11	0.08	0.11	0.13	0.06
Net realized and unrealized gain (loss)	0.97	0.09	(0.18)	0.87	1.35	0.96	0.08	(0.16)	0.88	1.36

Net increase (decrease) from investment operations	1.08	0.20	(0.03)	1.06	1.43	1.07	0.16	(0.05)	1.01	1.42

Distributions:[3]
From net investment income	(0.13)	(0.14)	(0.18)	(0.26)	—	(0.11)	(0.11)	(0.16)	(0.25)	—
From net realized gain	(0.18)	(0.80)	(0.81)	(0.12)	—	(0.18)	(0.80)	(0.81)	(0.12)	—

Total distributions	(0.31)	(0.94)	(0.99)	(0.38)	—	(0.29)	(0.91)	(0.97)	(0.37)	—

Net asset value, end of period	$11.12	$10.35	$11.09	$12.11	$11.43	$11.07	$10.29	$11.04	$12.06	$11.42

Total Return[4]
Based on net asset value	10.65%[5]	2.05%	(0.31)%	9.28%	14.30%[5]	10.62%[5]	1.72%	(0.49)%	8.96%	14.20%[5]

Ratios to Average Net Assets
Total expenses[6]	4.43%[7]	5.36%	5.57%	6.44%	11.19%[7,8]	4.65%[7]	5.63%	6.07%	6.74%	9.51%[7,8]

Total expenses after fees waived and/or reimbursed[6]	0.11%[7]	0.17%	0.18%	0.24%	0.24%[7]	0.36%[7]	0.42%	0.42%	0.49%	0.49%[7]

Net investment income[6]	2.18%[7]	1.08%	1.31%	1.60%	1.05%[7]	2.08%[7]	0.75%	0.95%	1.08%	0.80%[7]

Supplemental Data
Net assets, end of period (000)	$ 28	$ 26	$ 28	$ 30	$ 29	$ 516	$ 525	$ 269	$ 201	$ 81

Portfolio turnover rate	99%	38%	68%	47%	45%	99%	38%	68%	47%	45%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,			Period February 28, 2013[1] to October 31, 2013
		2016	2015	2014
Investments in underlying funds	0.28%	0.67%	0.64%	0.53%	0.54%

[7]	Annualized.

[8]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Investor A would have been 12.47% and 10.80%, respectively.

See Notes to Financial Statements.

72	BLACKROCK FUNDS II	APRIL 30, 2017

Financial Highlights (concluded)	BlackRock LifePath® Smart Beta 2055 Fund

	Class K					Class R
	Six Months Ended April 30,				Period February 28, 2013[1] to	Six Months Ended April 30,				Period February 28, 2013[1] to
	2017 (Unaudited)	Year Ended October 31,			October 31, 2013	2017 (Unaudited)	Year Ended October 31,			October 31, 2013
		2016	2015	2014			2016	2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$10.36	$11.10	$12.12	$11.44	$10.00	$10.23	$11.00	$12.05	$11.40	$10.00

Net investment income[2]	0.12	0.12	0.16	0.20	0.08	0.09	0.05	0.06	0.12	0.04
Net realized and unrealized gain (loss)	0.97	0.09	(0.17)	0.87	1.36	0.97	0.10	(0.14)	0.86	1.36

Net increase (decrease) from investment operations	1.09	0.21	(0.01)	1.07	1.44	1.06	0.15	(0.08)	0.98	1.40

Distributions:[3]
From net investment income	(0.14)	(0.15)	(0.20)	(0.27)	—	(0.10)	(0.12)	(0.16)	(0.21)	—
From net realized gain	(0.18)	(0.80)	(0.81)	(0.12)	—	(0.18)	(0.80)	(0.81)	(0.12)	—

Total distributions	(0.32)	(0.95)	(1.01)	(0.39)	—	(0.28)	(0.92)	(0.97)	(0.33)	—

Net asset value, end of period	$11.13	$10.36	$11.10	$12.12	$11.44	$11.01	$10.23	$11.00	$12.05	$11.40

Total Return[4]
Based on net asset value	10.75%[5]	2.17%	(0.20)%	9.46%	14.40%[5]	10.48%[5]	1.56%	(0.76)%	8.71%	14.00%[5]

Ratios to Average Net Assets
Total expenses[6]	4.23%[7]	4.95%	5.40%	6.05%	10.80%[7,8]	5.06%[7]	5.62%	5.94%	7.49%	11.84%[7,8]

Total expenses after fees waived and/or reimbursed[6]	0.00%[7]	0.06%	0.07%	0.14%	0.14%[7]	0.60%[7]	0.66%	0.66%	0.73%	0.73%[7]

Net investment income[6]	2.25%[7]	1.17%	1.41%	1.70%	1.16%[7]	1.64%[7]	0.50%	0.56%	1.07%	0.57%[7]

Supplemental Data
Net assets, end of period (000)	$2,638	$2,289	$2,243	$2,333	$2,203	$1,221	$ 922	$ 441	$ 38	$ 28

Portfolio turnover rate	99%	38%	68%	47%	45%	99%	38%	68%	47%	45%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended April 30, 2017	Year Ended October 31,			Period February 28, 2013[1] to October 31,
	(Unaudited)	2016	2015	2014	2013
Investments in underlying funds	0.28%	0.67%	0.64%	0.53%	0.54%

[7]	Annualized.

[8]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class K and Class R would have been 12.08% and 13.12%, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2017	73

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds generally will invest in other registered investment companies, including exchange-traded funds (“ETFs”) (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in master portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). Each Fund is a series of the Trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta Retirement Fund	Non-diversified
LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2020 Fund	Non-diversified
LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2025 Fund	Non-diversified
LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2030 Fund	Non-diversified
LifePath® Smart Beta 2035 Fund	LifePath® Smart Beta 2035 Fund	Non-diversified
LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2040 Fund	Non-diversified
LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2045 Fund	Non-diversified
LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2050 Fund	Non-diversified
LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2055 Fund	Non-diversified

By owning shares of the Underlying Funds and investing in the Master Portfolios, each of the Funds indirectly invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Equity Underlying Funds may also include funds that invest in real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income Underlying Funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Class R Shares are available only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	[1]	None

[1]	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record daily their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

74	BLACKROCK FUNDS II	APRIL 30, 2017

Notes to Financial Statements (continued)

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

SEC Reporting Modernization: The Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the Underlying Fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•	The market value of the Funds’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of trading on the NYSE on days when the NYSE is open.

•	The Funds record their proportionate investment in the Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolios.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining

BLACKROCK FUNDS II	APRIL 30, 2017	75

Notes to Financial Statements (continued)

the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as affiliated investment companies in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may

76	BLACKROCK FUNDS II	APRIL 30, 2017

Notes to Financial Statements (continued)

impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Certain Funds invest in long and/or short positions in futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager does not receive any management fees from the Funds for its investment advisory services.

Service and Distributions Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Class R
Service Fee	0.25%	0.25%
Distribution Fee	—	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

BLACKROCK FUNDS II	APRIL 30, 2017	77

Notes to Financial Statements (continued)

For the six months ended April 30, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Investor A	Class R	Total
LifePath® Smart Beta Retirement Fund	$11,924	$11,794	$23,718
LifePath® Smart Beta 2020 Fund	$18,486	$21,180	$39,666
LifePath® Smart Beta 2025 Fund	$17,615	$25,726	$43,341
LifePath® Smart Beta 2030 Fund	$15,405	$17,588	$32,993
LifePath® Smart Beta 2035 Fund	$10,940	$17,614	$28,554
LifePath® Smart Beta 2040 Fund	$9,534	$14,650	$24,184
LifePath® Smart Beta 2045 Fund	$7,059	$12,744	$19,803
LifePath® Smart Beta 2050 Fund	$7,848	$12,860	$20,708
LifePath® Smart Beta 2055 Fund	$624	$2,612	$3,236

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended April 30, 2017, the Funds paid the following to the Manager in return for these services:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$114	$954	$83	$472	$1,623
LifePath® Smart Beta 2020 Fund	$12	$1,488	$133	$847	$2,480
LifePath® Smart Beta 2025 Fund	$7	$1,409	$212	$1,029	$2,657
LifePath® Smart Beta 2030 Fund	$33	$1,232	$183	$703	$2,151
LifePath® Smart Beta 2035 Fund	$6	$875	$205	$704	$1,790
LifePath® Smart Beta 2040 Fund	$10	$763	$124	$586	$1,483
LifePath® Smart Beta 2045 Fund	$10	$565	$87	$510	$1,172
LifePath® Smart Beta 2050 Fund	$19	$628	$63	$514	$1,224
LifePath® Smart Beta 2055 Fund	$2	$50	$241	$104	$397

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center, that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended April 30, 2017, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$19	$116	$10	$27	$172
LifePath® Smart Beta 2020 Fund	$12	$312	$12	$77	$413
LifePath® Smart Beta 2025 Fund	$2	$362	$14	$38	$416
LifePath® Smart Beta 2030 Fund	$27	$349	$49	$42	$467
LifePath® Smart Beta 2035 Fund	$3	$447	$26	$38	$514
LifePath® Smart Beta 2040 Fund	$12	$473	$25	$53	$563
LifePath® Smart Beta 2045 Fund	$11	$448	$58	$36	$553
LifePath® Smart Beta 2050 Fund	$23	$323	$25	$42	$413
LifePath® Smart Beta 2055 Fund	$7	$164	$31	$16	$218

78	BLACKROCK FUNDS II	APRIL 30, 2017

Notes to Financial Statements (continued)

For the six months ended April 30, 2017, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$194	$8,037	$271	$5,331	$13,833
LifePath® Smart Beta 2020 Fund	$138	$13,378	$297	$6,597	$20,410
LifePath® Smart Beta 2025 Fund	$107	$10,920	$342	$9,355	$20,724
LifePath® Smart Beta 2030 Fund	$224	$9,198	$469	$5,409	$15,300
LifePath® Smart Beta 2035 Fund	$116	$9,012	$492	$6,821	$16,441
LifePath® Smart Beta 2040 Fund	$182	$7,893	$442	$6,237	$14,754
LifePath® Smart Beta 2045 Fund	$121	$7,608	$564	$4,944	$13,237
LifePath® Smart Beta 2050 Fund	$274	$12,062	$439	$6,068	$18,843
LifePath® Smart Beta 2055 Fund	$44	$1,281	$405	$1,265	$2,995

Other Fees: For the six months ended April 30, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

LifePath® Smart Beta Retirement Fund	$27
LifePath® Smart Beta 2020 Fund	$110
LifePath® Smart Beta 2025 Fund	$1,207
LifePath® Smart Beta 2030 Fund	$2,754
LifePath® Smart Beta 2035 Fund	$191
LifePath® Smart Beta 2040 Fund	$383
LifePath® Smart Beta 2045 Fund	$103
LifePath® Smart Beta 2050 Fund	$173
LifePath® Smart Beta 2055 Fund	$27

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“perpetual expense limitation”). The perpetual expense limitations as a percentage of average daily net assets are as follows: 1.10% for Institutional; 1.35% for Investor A; 1.00% for Class K and 1.59% for Class R. These contractual expense limitations are in effect through February 28, 2027, unless terminated earlier by the Board, including a majority of the independent trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of a Fund.

In addition, with respect to each Fund, the Manager agreed to further waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“fixed-term expense limitation”). The fixed-term expense limitations as a percentage of average daily net assets are as follows: 0.10% for Institutional; 0.35% for Investor A; 0.00% for Class K and 0.59% for Class R. The Manager has agreed not to reduce or discontinue these contractual expense limitations through February 28, 2018, unless approved by the Board, including a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund. The contractual expense limitations exclude expenses allocated from the Master Portfolios in which the Funds invest.

These amounts waived and/or reimbursed are shown as administration fees waived, administration fees waived — class specific, transfer agent fees waived and/or reimbursed — class specific and expenses reimbursed by the Manager, respectively, in the Statements of Operations. Class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	—	$954	$83	$472	$1,509
LifePath® Smart Beta 2020 Fund	$12	$1,488	$133	$847	$2,480
LifePath® Smart Beta 2025 Fund	$7	$1,409	$212	$1,029	$2,657
LifePath® Smart Beta 2030 Fund	$33	$1,232	$183	$703	$2,151
LifePath® Smart Beta 2035 Fund	$6	$875	$205	$704	$1,790
LifePath® Smart Beta 2040 Fund	$10	$763	$124	$586	$1,483
LifePath® Smart Beta 2045 Fund	$10	$565	$87	$510	$1,172
LifePath® Smart Beta 2050 Fund	$19	$628	$63	$514	$1,224
LifePath® Smart Beta 2055 Fund	$2	$50	$241	$104	$397

BLACKROCK FUNDS II	APRIL 30, 2017	79

Notes to Financial Statements (continued)

Transfer Agent Fees Waived and/or Reimbursed	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	—	$3,272	$271	$3,211	$6,754
LifePath® Smart Beta 2020 Fund	$ 79	$5,997	$297	$2,789	$9,162
LifePath® Smart Beta 2025 Fund	$ 71	$3,904	$341	$4,738	$9,054
LifePath® Smart Beta 2030 Fund	$ 61	$3,018	$468	$2,250	$5,797
LifePath® Smart Beta 2035 Fund	$ 87	$4,672	$491	$3,666	$8,916
LifePath® Smart Beta 2040 Fund	$132	$4,114	$442	$3,618	$8,306
LifePath® Smart Beta 2045 Fund	$ 71	$4,803	$564	$2,656	$8,094
LifePath® Smart Beta 2050 Fund	$177	$8,942	$438	$3,763	$13,320
LifePath® Smart Beta 2055 Fund	$ 30	$1,033	$403	$ 795	$2,261

With respect to the contractual expense caps, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	The Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

On April 30, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2017	2018	2019
LifePath® Smart Beta Retirement Fund
Fund Level	$263,885	$209,605	$86,649
Institutional	$78	—	—
Investor A	$14,405	$9,114	$4,226
Class K	$409	$647	$354
Class R	$10,825	$9,487	$3,683
LifePath® Smart Beta 2020 Fund
Fund Level	$229,845	$242,740	$89,287
Institutional	$207	$93	$91
Investor A	$12,635	$19,173	$7,485
Class K	$546	$836	$430
Class R	$8,646	$9,837	$3,636
LifePath® Smart Beta 2025 Fund
Fund Level	$217,841	$231,833	$92,125
Institutional	$88	$129	$78
Investor A	$13,238	$11,166	$5,313
Class K	$557	$1,019	$553
Class R	$14,593	$13,336	$5,767
LifePath® Smart Beta 2030 Fund
Fund Level	$215,626	$227,981	$91,793
Institutional	$163	$169	$94
Investor A	$12,318	$10,157	$4,250
Class K	$699	$1,232	$651
Class R	$7,673	$7,156	$2,953
LifePath® Smart Beta 2035 Fund
Fund Level	$187,901	$196,617	$86,141
Institutional	$146	$139	$93
Investor A	$12,654	$12,890	$5,547
Class K	$547	$1,266	$696
Class R	$11,319	$9,690	$4,370

80	BLACKROCK FUNDS II	APRIL 30, 2017

Notes to Financial Statements (continued)

	Expiring October 31,
	2017	2018	2019
LifePath® Smart Beta 2040 Fund
Fund Level	$187,426	$191,972	$84,121
Institutional	$203	$247	$142
Investor A	$13,863	$12,542	$4,877
Class K	$545	$1,049	$566
Class R	$10,753	$10,217	$4,204
LifePath® Smart Beta 2045 Fund
Fund Level	$169,821	$178,470	$84,037
Institutional	$178	$119	$81
Investor A	$12,634	$11,857	$5,368
Class K	$520	$1,182	$651
Class R	$10,611	$6,729	$3,166
LifePath® Smart Beta 2050 Fund
Fund Level	$168,511	$183,670	$84,837
Institutional	$275	$322	$196
Investor A	$21,182	$20,373	$9,570
Class K	$456	$882	$501
Class R	$12,183	$10,354	$4,277
LifePath® Smart Beta 2055 Fund
Fund Level	$145,344	$158,636	$82,924
Institutional	$26	$90	$32
Investor A	$933	$1,604	$1,083
Class K	$629	$1,100	$644
Class R	$130	$836	$899

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. If the private investment company’s weekly liquid assets fall below 30% of its total assets, BIM, as managing member of the private investment company, is permitted at any time, if it determines it to be in the best interests of the private investment company, to impose a liquidity fee of up to 2% of the value of units withdrawn or impose a redemption gate that temporarily suspends the right of withdrawal out of the private investment company. In addition, if the private investment company’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the private investment company will impose a liquidity fee in the default amount of 1% of the amount withdrawn, generally effective as of the next business day, unless BIM determines that a higher (not to exceed 2%) or lower fee level or not imposing a liquidity fee is in the best interests of the private investment company. The shares of the private investment company purchased by the Funds would be subject to any such liquidity fee or redemption gate imposed.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended April 30, 2017, each Fund paid BIM the following amounts for securities lending agent services:

LifePath® Smart Beta Retirement Fund	$26
LifePath® Smart Beta 2020 Fund	$38
LifePath® Smart Beta 2025 Fund	$40
LifePath® Smart Beta 2030 Fund	$42
LifePath® Smart Beta 2035 Fund	$20
LifePath® Smart Beta 2040 Fund	$46
LifePath® Smart Beta 2045 Fund	$6
LifePath® Smart Beta 2050 Fund	$6
LifePath® Smart Beta 2055 Fund	$2

BLACKROCK FUNDS II	APRIL 30, 2017	81

Notes to Financial Statements (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended April 30, 2017, the Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

7. Purchases and Sales:

For the six months ended April 30, 2017, purchases and sales of investments in the Underlying Funds and Master Portfolios, excluding short-term securities, were as follows:

	Purchases	Sales
LifePath® Smart Beta Retirement Fund	$18,557,753	$20,792,804
LifePath® Smart Beta 2020 Fund	$29,694,023	$33,659,779
LifePath® Smart Beta 2025 Fund	$31,095,091	$32,183,086
LifePath® Smart Beta 2030 Fund	$25,900,076	$27,321,302
LifePath® Smart Beta 2035 Fund	$21,727,008	$23,492,267
LifePath® Smart Beta 2040 Fund	$19,032,110	$21,757,335
LifePath® Smart Beta 2045 Fund	$14,278,326	$15,892,102
LifePath® Smart Beta 2050 Fund	$13,955,397	$15,027,067
LifePath® Smart Beta 2055 Fund	$4,532,459	$3,933,513

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended October 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2016, LifePath® Smart Beta Retirement Fund had a capital loss carryforward of $88,907, with no expiration date, available to offset future realized capital gains.

82	BLACKROCK FUNDS II	APRIL 30, 2017

Notes to Financial Statements (continued)

As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

	LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2035 Fund
Tax cost	$15,349,962	$23,112,840	$25,717,397	$21,612,593	$16,886,831

Gross unrealized appreciation	$713,102	$1,342,907	$1,810,528	$1,658,507	$1,543,279
Gross unrealized depreciation	—	—	—	—	—

Net unrealized appreciation	$713,102	$1,342,907	$1,810,528	$1,658,507	$1,543,279

	LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund
Tax cost	$13,804,330	$10,613,367	$11,461,560	$4,010,716

Gross unrealized appreciation	$1,164,468	$968,895	$1,067,038	$350,965
Gross unrealized depreciation	—	—	—	—

Net unrealized appreciation	$1,164,468	$968,895	$1,067,038	$350,965

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2017, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that they believe the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability

BLACKROCK FUNDS II	APRIL 30, 2017	83

Notes to Financial Statements (continued)

of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
LifePath® Smart Beta Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	18,006	$181,614	45,378	$452,502
Shares issued in reinvestment of distributions	2,534	24,915	7,467	70,813
Shares redeemed	(1,231)	(12,387)	(41,210)	(400,391)

Net increase	19,309	$194,142	11,635	$122,924

Investor A
Shares sold	113,580	$1,135,828	258,271	$2,488,482
Shares issued in reinvestment of distributions	20,552	200,787	84,381	794,871
Shares redeemed	(241,643)	(2,411,210)	(505,958)	(4,869,660)

Net decrease	(107,511)	$(1,074,595)	(163,306)	$(1,586,307)

Class K
Shares sold	64,748	$649,981	18,725	$182,178
Shares issued in reinvestment of distributions	1,856	18,252	5,442	51,637
Shares redeemed	(85,152)	(862,238)	(16,108)	(156,149)

Net increase (decrease)	(18,548)	$(194,005)	8,059	$77,666

Class R
Shares sold	47,353	$473,050	141,927	$1,356,827
Shares issued in reinvestment of distributions	8,156	79,770	41,608	392,371
Shares redeemed	(148,400)	(1,473,366)	(249,464)	(2,418,543)

Net decrease	(92,891)	$(920,546)	(65,929)	$(669,345)

Total Net Decrease	(199,641)	$(1,995,004)	(209,541)	$(2,055,062)

LifePath® Smart Beta 2020 Fund
Institutional
Shares sold	4,847	$50,065	22,738	$212,759
Shares issued in reinvestment of distributions	138	1,376	179	1,729
Shares redeemed	(18,851)	(190,547)	(1,620)	(16,430)

Net increase (decrease)	(13,866)	$(139,106)	21,297	$198,058

84	BLACKROCK FUNDS II	APRIL 30, 2017

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
LifePath® Smart Beta 2020 Fund (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	114,585	$1,163,535	359,571	$3,524,270
Shares issued in reinvestment of distributions	33,411	331,434	135,177	1,289,592
Shares redeemed	(342,910)	(3,481,505)	(793,478)	(7,657,622)

Net decrease	(194,914)	$(1,986,536)	(298,730)	$(2,843,760)

Class K
Shares sold	150,143	$1,523,020	105,948	$1,047,969
Shares issued in reinvestment of distributions	1,377	13,746	7,584	72,806
Shares redeemed	(108,316)	(1,100,237)	(154,519)	(1,533,776)

Net increase (decrease)	43,204	$436,529	(40,987)	$(413,001)

Class R
Shares sold	68,447	$686,317	267,805	$2,603,293
Shares issued in reinvestment of distributions	16,045	157,877	78,846	745,882
Shares redeemed	(277,241)	(2,769,495)	(473,207)	(4,609,975)

Net decrease	(192,749)	$(1,925,301)	(126,556)	$(1,260,800)

Total Net Decrease	(358,325)	$(3,614,414)	(444,976)	$(4,319,503)

LifePath® Smart Beta 2025 Fund
Institutional
Shares sold	603	$6,170	3,542	$34,175
Shares issued in reinvestment of distributions	130	1,287	74	707
Shares redeemed	(1,067)	(11,103)	—	—

Net increase (decrease)	(334)	$(3,646)	3,616	$34,882

Investor A
Shares sold	286,306	$2,892,110	403,050	$3,923,467
Shares issued in reinvestment of distributions	38,295	375,674	135,941	1,287,365
Shares redeemed	(373,151)	(3,768,425)	(557,884)	(5,370,231)

Net decrease	(48,550)	$(500,641)	(18,893)	$(159,399)

Class K
Shares sold	118,165	$1,189,078	185,559	$1,842,533
Shares issued in reinvestment of distributions	5,016	49,513	16,846	160,548
Shares redeemed	(171,907)	(1,722,676)	(112,017)	(1,114,035)

Net increase (decrease)	(48,726)	$(484,085)	90,388	$889,046

Class R
Shares sold	110,132	$1,110,595	291,531	$2,820,350
Shares issued in reinvestment of distributions	26,383	256,971	92,245	868,023
Shares redeemed	(207,720)	(2,076,108)	(336,083)	(3,280,690)

Net increase (decrease)	(71,205)	$(708,542)	47,693	$407,683

Total Net Increase (Decrease)	(168,815)	$(1,696,914)	122,804	$1,172,212

BLACKROCK FUNDS II	APRIL 30, 2017	85

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
LifePath® Smart Beta 2030 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	14,716	$142,210	26,598	$243,940
Shares issued in reinvestment of distributions	615	5,765	1,226	11,114
Shares redeemed	(3,326)	(31,689)	(6,505)	(61,552)

Net increase	12,005	$116,286	21,319	$193,502

Investor A
Shares sold	255,076	$2,459,073	384,033	$3,512,928
Shares issued in reinvestment of distributions	36,893	343,474	159,789	1,438,104
Shares redeemed	(207,547)	(1,975,475)	(833,028)	(7,579,699)

Net increase (decrease)	84,422	$827,072	(289,206)	$(2,628,667)

Class K
Shares sold	103,750	$991,886	104,135	$974,606
Shares issued in reinvestment of distributions	7,418	69,658	18,784	170,557
Shares redeemed	(219,610)	(2,097,503)	(31,308)	(289,667)

Net increase (decrease)	(108,442)	$(1,035,959)	91,611	$855,496

Class R
Shares sold	89,382	$854,296	259,254	$2,359,247
Shares issued in reinvestment of distributions	19,149	177,701	95,023	851,406
Shares redeemed	(150,648)	(1,422,995)	(480,801)	(4,434,536)

Net decrease	(42,117)	$(390,998)	(126,524)	$(1,223,883)

Total Net Decrease	(54,132)	$(483,599)	(302,800)	$(2,803,552)

LifePath® Smart Beta 2035 Fund
Institutional
Shares sold	227	$2,332	5,697	$57,618
Shares issued in reinvestment of distributions	69	686	498	4,782
Shares redeemed	(3,737)	(37,563)	(2,463)	(24,609)

Net increase (decrease)	(3,441)	$(34,545)	3,732	$37,791

Investor A
Shares sold	119,635	$1,215,700	296,525	$2,856,367
Shares issued in reinvestment of distributions	27,940	275,769	80,117	762,716
Shares redeemed	(151,326)	(1,525,110)	(550,198)	(5,309,086)

Net decrease	(3,751)	$(33,641)	(173,556)	$(1,690,003)

Class K
Shares sold	125,730	$1,272,846	219,824	$2,163,824
Shares issued in reinvestment of distributions	5,936	59,001	10,181	97,632
Shares redeemed	(226,879)	(2,293,771)	(81,715)	(807,881)

Net increase (decrease)	(95,213)	$(961,924)	148,290	$1,453,575

86	BLACKROCK FUNDS II	APRIL 30, 2017

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
LifePath® Smart Beta 2035 Fund (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	87,214	$880,257	292,967	$2,797,695
Shares issued in reinvestment of distributions	21,615	211,604	54,269	512,848
Shares redeemed	(170,173)	(1,707,853)	(312,378)	(3,016,974)

Net increase (decrease)	(61,344)	$(615,992)	34,858	$293,569

Total Net Increase (Decrease)	(163,749)	$(1,646,102)	13,324	$94,932

LifePath® Smart Beta 2040 Fund
Institutional
Shares sold	715	$7,210	884	$8,351
Shares issued in reinvestment of distributions	278	2,693	742	6,942
Shares redeemed	(3,136)	(31,856)	(1,481)	(14,214)

Net increase (decrease)	(2,143)	$(21,953)	145	$1,079

Investor A
Shares sold	102,740	$1,014,772	284,455	$2,662,171
Shares issued in reinvestment of distributions	28,073	269,507	89,624	830,815
Shares redeemed	(168,933)	(1,646,369)	(469,901)	(4,352,690)

Net decrease	(38,120)	$(362,090)	(95,822)	$(859,704)

Class K
Shares sold	50,836	$502,256	129,713	$1,228,442
Shares issued in reinvestment of distributions	4,872	47,164	12,304	115,161
Shares redeemed	(141,260)	(1,389,986)	(62,542)	(584,250)

Net increase (decrease)	(85,552)	$(840,566)	79,475	$759,353

Class R
Shares sold	67,262	$664,350	257,486	$2,407,004
Shares issued in reinvestment of distributions	19,937	190,798	72,420	669,165
Shares redeemed	(193,624)	(1,904,808)	(368,444)	(3,464,961)

Net decrease	(106,425)	$(1,049,660)	(38,538)	$(388,792)

Total Net Decrease	(232,240)	$(2,274,269)	(54,740)	$(488,064)

LifePath® Smart Beta 2045 Fund
Institutional
Shares sold	622	$6,928	2,037	$22,045
Shares issued in reinvestment of distributions	220	2,358	346	3,559
Shares redeemed	(2)	(19)	(2)	(24)

Net increase	840	$9,267	2,381	$25,580

Investor A
Shares sold	88,988	$964,256	213,687	$2,193,173
Shares issued in reinvestment of distributions	18,183	191,650	48,393	491,195
Shares redeemed	(152,979)	(1,653,683)	(270,897)	(2,779,977)

Net decrease	(45,808)	$(497,777)	(8,817)	$(95,609)

BLACKROCK FUNDS II	APRIL 30, 2017	87

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
LifePath® Smart Beta 2045 Fund (concluded)	Shares	Amount	Shares	Amount
Class K
Shares sold	27,023	$296,641	112,330	$1,169,375
Shares issued in reinvestment of distributions	2,906	31,094	5,815	59,892
Shares redeemed	(132,255)	(1,441,660)	(32,814)	(330,976)

Net increase (decrease)	(102,326)	$(1,113,925)	85,331	$898,291

Class R
Shares sold	60,784	$655,367	193,482	$1,974,573
Shares issued in reinvestment of distributions	14,759	154,237	48,554	488,946
Shares redeemed	(107,183)	(1,146,137)	(282,064)	(2,885,729)

Net decrease	(31,640)	$(336,533)	(40,028)	$(422,210)

Total Net Increase (Decrease)	(178,934)	$(1,938,968)	38,867	$406,052

LifePath® Smart Beta 2050 Fund
Institutional
Shares sold	3,072	$31,952	4,349	$42,805
Shares issued in reinvestment of distributions	640	6,387	1,126	10,822
Shares redeemed	(19,047)	(199,176)	(1,067)	(10,039)

Net increase (decrease)	(15,335)	$(160,837)	4,408	$43,588

Investor A
Shares sold	125,033	$1,270,309	323,429	$3,083,014
Shares issued in reinvestment of distributions	20,769	204,986	47,225	449,109
Shares redeemed	(140,659)	(1,430,184)	(344,596)	(3,324,663)

Net increase	5,143	$45,111	26,058	$207,460

Class K
Shares sold	40,533	$412,089	66,094	$637,180
Shares issued in reinvestment of distributions	2,765	27,599	5,093	49,000
Shares redeemed	(101,691)	(1,030,578)	(34,442)	(335,910)

Net increase (decrease)	(58,393)	$(590,890)	36,745	$350,270

Class R
Shares sold	84,160	$853,639	222,550	$2,120,180
Shares issued in reinvestment of distributions	15,335	150,741	43,937	416,076
Shares redeemed	(94,962)	(956,853)	(300,754)	(2,853,306)

Net increase (decrease)	4,533	$47,527	(34,267)	$(317,050)

Total Net Increase (Decrease)	(64,052)	$(659,089)	32,944	$284,268

LifePath® Smart Beta 2055 Fund
Institutional
Shares sold	21	$219	—	—

Net increase	21	$219	—	—

88	BLACKROCK FUNDS II	APRIL 30, 2017

Notes to Financial Statements (concluded)

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
LifePath® Smart Beta 2055 Fund (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	6,560	$69,953	30,671	$304,725
Shares issued in reinvestment of distributions	1,428	14,853	2,212	22,052
Shares redeemed	(12,425)	(131,639)	(6,238)	(62,018)

Net increase (decrease)	(4,437)	$(46,833)	26,645	$264,759

Class K
Shares sold	24,559	$262,226	22,370	$226,653
Shares issued in reinvestment of dividends and distributions	831	8,677	1,223	12,234
Shares redeemed	(9,367)	(100,146)	(4,785)	(46,614)

Net increase	16,023	$170,757	18,808	$192,273

Class R
Shares sold	46,422	$494,951	72,390	$722,815
Shares issued in reinvestment of distributions	2,461	25,473	4,163	41,336
Shares redeemed	(28,098)	(298,690)	(26,508)	(266,678)

Net increase	20,785	$221,734	50,045	$497,473

Total Net Increase	32,392	$345,877	95,498	$954,505

As of April 30, 2017, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Shares	LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2035 Fund	LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund
Institutional	2,332	2,365	2,463	2,513	2,488	2,515	2,413	2,651	2,500
Investor A	—	—	—	—	—	—	—	—	2,500
Class K	—	—	—	—	—	—	—	—	192,500
Class R	—	—	—	—	—	—	—	—	2,500

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS II	APRIL 30, 2017	89

Officers and Trustees

Robert M. Hernandez, Chair of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Robert Fairbairn, Trustee

Henry Gabbay, Trustee

Lena G. Goldberg, Trustee

Henry R. Keizer, Trustee

John F. O’Brien, Trustee

Donald C. Opatrny, Trustee

Roberta Cooper Ramo, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective January 31, 2017, David H. Walsh and Fred G. Weiss retired as Trustees of the Trust.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019

90	BLACKROCK FUNDS II	APRIL 30, 2017

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS II	APRIL 30, 2017	91

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

92	BLACKROCK FUNDS II	APRIL 30, 2017

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPSB-4/17-SAR

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 5, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: July 5, 2017

3